UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East, New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Class A:ANAGX

September 30, 2025

SCAN ME

Please scan QR code for Fund Information

AB Global Bond Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAGX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.78%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended September 30, 2025, all share classes of the Fund outperformed the Bloomberg Global Aggregate Bond Index (USD hedged) (“the benchmark”), before sales charges. The strongest contributions to performance came from sector allocation, particularly overweight positions in corporate bonds across both investment-grade and noninvestment-grade categories, as well as covered bonds and asset-backed securities. Mortgage pass-throughs and commercial mortgage-backed securities also added value. Security selection within corporate and structured products further supported returns.

Yield-curve positioning was another positive factor, especially in U.S. Treasuries and select sovereign exposures. Country allocation contributed meaningfully, with overweights in the Canadian dollar, eurozone euro and select emerging-market sovereigns such as the Peruvian Sol and Quasi-Sovereigns. Currency management was mixed; while overall currency selection slightly detracted, active decisions in the Canadian dollar and eurozone euro provided incremental gains.

On the downside, currency exposure was a modest detractor, particularly underweights in the U.S. dollar and Chinese yuan, along with select emerging-market currencies. Forward premium effects also weighed slightly on performance, reflecting the costs associated with currency hedging and forward contracts.

During the 12-month period, the Fund utilized derivatives including currency futures and forwards, as well as credit default and interest rate swaps, for both hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation, security selection and yield-curve positioning contributed the most to outperformance.

Top detractors from performance:

  During the 12-month period, currency exposure and forward premium effects modestly detracted from performance.

Class A:ANAGX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Global Aggregate Bond Index (USD hedged)
09/15	$9,575	$10,000
09/16	$10,220	$10,654
09/17	$10,332	$10,636
09/18	$10,298	$10,723
09/19	$11,182	$11,865
09/20	$11,468	$12,356
09/21	$11,574	$12,287
09/22	$10,020	$10,806
09/23	$10,137	$11,032
09/24	$11,273	$12,205
09/25	$11,593	$12,579

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charges)	2.84%	0.22%	1.93%
Class A (with sales charges)	-1.50%	-0.64%	1.49%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.06%	0.36%	2.32%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-global-bond-fund.A.01853W105.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$6,469,631,971
# of Portfolio Holdings	1,754
Portfolio Turnover Rate	301%
Total Advisory Fees Paid (Net)	$27,086,084

Class A:ANAGX

2

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Value	Value
Governments - Treasuries	42.5%
Corporates - Investment Grade	23.7%
Mortgage Pass-Throughs	13.9%
Collateralized Mortgage Obligations	3.9%
Collateralized Loan Obligations	3.3%
Commercial Mortgage-Backed Securities	3.1%
Covered Bonds	2.7%
Asset-Backed Securities	2.6%
Corporates - Non-Investment Grade	2.2%
Inflation-Linked Securities	1.8%
Governments - Sovereign Agencies	1.4%
Governments - Sovereign Bonds	1.1%
Others	4.6%
Short-Term Investments	5.0%
Other Assets less Liabilities	-11.8%

Country Breakdown (% of Net Assets)

Value	Value
United States	47.3%
Japan	9.6%
United Kingdom	8.0%
Germany	4.9%
France	4.7%
Canada	4.1%
Mexico	3.8%
Spain	3.3%
China	3.0%
Australia	2.7%
Italy	2.4%
Hungary	1.3%
Poland	1.1%
Others	10.6%
Short-Term Investments	5.0%
Other Assets less Liabilities	-11.8%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ANAGX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GB-A-0153-0925

Class A:ANAGX

3

Advisor Class:ANAYX

September 30, 2025

SCAN ME

Please scan QR code for Fund Information

AB Global Bond Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$54	0.53%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended September 30, 2025, all share classes of the Fund outperformed the Bloomberg Global Aggregate Bond Index (USD hedged) (“the benchmark”), before sales charges. The strongest contributions to performance came from sector allocation, particularly overweight positions in corporate bonds across both investment-grade and noninvestment-grade categories, as well as covered bonds and asset-backed securities. Mortgage pass-throughs and commercial mortgage-backed securities also added value. Security selection within corporate and structured products further supported returns.

Yield-curve positioning was another positive factor, especially in U.S. Treasuries and select sovereign exposures. Country allocation contributed meaningfully, with overweights in the Canadian dollar, eurozone euro and select emerging-market sovereigns such as the Peruvian Sol and Quasi-Sovereigns. Currency management was mixed; while overall currency selection slightly detracted, active decisions in the Canadian dollar and eurozone euro provided incremental gains.

On the downside, currency exposure was a modest detractor, particularly underweights in the U.S. dollar and Chinese yuan, along with select emerging-market currencies. Forward premium effects also weighed slightly on performance, reflecting the costs associated with currency hedging and forward contracts.

During the 12-month period, the Fund utilized derivatives including currency futures and forwards, as well as credit default and interest rate swaps, for both hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation, security selection and yield-curve positioning contributed the most to outperformance.

Top detractors from performance:

  During the 12-month period, currency exposure and forward premium effects modestly detracted from performance.

Advisor Class:ANAYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Global Aggregate Bond Index (USD hedged)
09/15	$10,000	$10,000
09/16	$10,701	$10,654
09/17	$10,845	$10,636
09/18	$10,839	$10,723
09/19	$11,799	$11,865
09/20	$12,131	$12,356
09/21	$12,274	$12,287
09/22	$10,664	$10,806
09/23	$10,800	$11,032
09/24	$12,044	$12,205
09/25	$12,418	$12,579

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class	3.10%	0.47%	2.19%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.06%	0.36%	2.32%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-global-bond-fund.Advisor.01853W709.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$6,469,631,971
# of Portfolio Holdings	1,754
Portfolio Turnover Rate	301%
Total Advisory Fees Paid (Net)	$27,086,084

Advisor Class:ANAYX

2

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Value	Value
Governments - Treasuries	42.5%
Corporates - Investment Grade	23.7%
Mortgage Pass-Throughs	13.9%
Collateralized Mortgage Obligations	3.9%
Collateralized Loan Obligations	3.3%
Commercial Mortgage-Backed Securities	3.1%
Covered Bonds	2.7%
Asset-Backed Securities	2.6%
Corporates - Non-Investment Grade	2.2%
Inflation-Linked Securities	1.8%
Governments - Sovereign Agencies	1.4%
Governments - Sovereign Bonds	1.1%
Others	4.6%
Short-Term Investments	5.0%
Other Assets less Liabilities	-11.8%

Country Breakdown (% of Net Assets)

Value	Value
United States	47.3%
Japan	9.6%
United Kingdom	8.0%
Germany	4.9%
France	4.7%
Canada	4.1%
Mexico	3.8%
Spain	3.3%
China	3.0%
Australia	2.7%
Italy	2.4%
Hungary	1.3%
Poland	1.1%
Others	10.6%
Short-Term Investments	5.0%
Other Assets less Liabilities	-11.8%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ANAYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GB-ADV-0153-0925

Advisor Class:ANAYX

3

Class C:ANACX

September 30, 2025

SCAN ME

Please scan QR code for Fund Information

AB Global Bond Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANACX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.53%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended September 30, 2025, all share classes of the Fund outperformed the Bloomberg Global Aggregate Bond Index (USD hedged) (“the benchmark”), before sales charges. The strongest contributions to performance came from sector allocation, particularly overweight positions in corporate bonds across both investment-grade and noninvestment-grade categories, as well as covered bonds and asset-backed securities. Mortgage pass-throughs and commercial mortgage-backed securities also added value. Security selection within corporate and structured products further supported returns.

Yield-curve positioning was another positive factor, especially in U.S. Treasuries and select sovereign exposures. Country allocation contributed meaningfully, with overweights in the Canadian dollar, eurozone euro and select emerging-market sovereigns such as the Peruvian Sol and Quasi-Sovereigns. Currency management was mixed; while overall currency selection slightly detracted, active decisions in the Canadian dollar and eurozone euro provided incremental gains.

On the downside, currency exposure was a modest detractor, particularly underweights in the U.S. dollar and Chinese yuan, along with select emerging-market currencies. Forward premium effects also weighed slightly on performance, reflecting the costs associated with currency hedging and forward contracts.

During the 12-month period, the Fund utilized derivatives including currency futures and forwards, as well as credit default and interest rate swaps, for both hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation, security selection and yield-curve positioning contributed the most to outperformance.

Top detractors from performance:

  During the 12-month period, currency exposure and forward premium effects modestly detracted from performance.

Class C:ANACX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	Bloomberg Global Aggregate Bond Index (USD hedged)
09/15	$10,000	$10,000
09/16	$10,613	$10,654
09/17	$10,648	$10,636
09/18	$10,515	$10,723
09/19	$11,342	$11,865
09/20	$11,531	$12,356
09/21	$11,562	$12,287
09/22	$9,947	$10,806
09/23	$9,972	$11,032
09/24	$10,996	$12,205
09/25	$11,222	$12,579

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charges)	2.05%	-0.54%	1.16%
Class C (with sales charges)	1.06%	-0.54%	1.16%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.06%	0.36%	2.32%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-global-bond-fund.C.01853W303.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$6,469,631,971
# of Portfolio Holdings	1,754
Portfolio Turnover Rate	301%
Total Advisory Fees Paid (Net)	$27,086,084

Class C:ANACX

2

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Value	Value
Governments - Treasuries	42.5%
Corporates - Investment Grade	23.7%
Mortgage Pass-Throughs	13.9%
Collateralized Mortgage Obligations	3.9%
Collateralized Loan Obligations	3.3%
Commercial Mortgage-Backed Securities	3.1%
Covered Bonds	2.7%
Asset-Backed Securities	2.6%
Corporates - Non-Investment Grade	2.2%
Inflation-Linked Securities	1.8%
Governments - Sovereign Agencies	1.4%
Governments - Sovereign Bonds	1.1%
Others	4.6%
Short-Term Investments	5.0%
Other Assets less Liabilities	-11.8%

Country Breakdown (% of Net Assets)

Value	Value
United States	47.3%
Japan	9.6%
United Kingdom	8.0%
Germany	4.9%
France	4.7%
Canada	4.1%
Mexico	3.8%
Spain	3.3%
China	3.0%
Australia	2.7%
Italy	2.4%
Hungary	1.3%
Poland	1.1%
Others	10.6%
Short-Term Investments	5.0%
Other Assets less Liabilities	-11.8%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ANACX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GB-C-0153-0925

Class C:ANACX

3

Class I:ANAIX

September 30, 2025

SCAN ME

Please scan QR code for Fund Information

AB Global Bond Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.55%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended September 30, 2025, all share classes of the Fund outperformed the Bloomberg Global Aggregate Bond Index (USD hedged) (“the benchmark”), before sales charges. The strongest contributions to performance came from sector allocation, particularly overweight positions in corporate bonds across both investment-grade and noninvestment-grade categories, as well as covered bonds and asset-backed securities. Mortgage pass-throughs and commercial mortgage-backed securities also added value. Security selection within corporate and structured products further supported returns.

Yield-curve positioning was another positive factor, especially in U.S. Treasuries and select sovereign exposures. Country allocation contributed meaningfully, with overweights in the Canadian dollar, eurozone euro and select emerging-market sovereigns such as the Peruvian Sol and Quasi-Sovereigns. Currency management was mixed; while overall currency selection slightly detracted, active decisions in the Canadian dollar and eurozone euro provided incremental gains.

On the downside, currency exposure was a modest detractor, particularly underweights in the U.S. dollar and Chinese yuan, along with select emerging-market currencies. Forward premium effects also weighed slightly on performance, reflecting the costs associated with currency hedging and forward contracts.

During the 12-month period, the Fund utilized derivatives including currency futures and forwards, as well as credit default and interest rate swaps, for both hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation, security selection and yield-curve positioning contributed the most to outperformance.

Top detractors from performance:

  During the 12-month period, currency exposure and forward premium effects modestly detracted from performance.

Class I:ANAIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	Bloomberg Global Aggregate Bond Index (USD hedged)
09/15	$10,000	$10,000
09/16	$10,701	$10,654
09/17	$10,846	$10,636
09/18	$10,842	$10,723
09/19	$11,804	$11,865
09/20	$12,133	$12,356
09/21	$12,290	$12,287
09/22	$10,665	$10,806
09/23	$10,799	$11,032
09/24	$12,037	$12,205
09/25	$12,391	$12,579

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	2.93%	0.42%	2.17%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.06%	0.36%	2.32%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-global-bond-fund.I.01853W600.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$6,469,631,971
# of Portfolio Holdings	1,754
Portfolio Turnover Rate	301%
Total Advisory Fees Paid (Net)	$27,086,084

Class I:ANAIX

2

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Value	Value
Governments - Treasuries	42.5%
Corporates - Investment Grade	23.7%
Mortgage Pass-Throughs	13.9%
Collateralized Mortgage Obligations	3.9%
Collateralized Loan Obligations	3.3%
Commercial Mortgage-Backed Securities	3.1%
Covered Bonds	2.7%
Asset-Backed Securities	2.6%
Corporates - Non-Investment Grade	2.2%
Inflation-Linked Securities	1.8%
Governments - Sovereign Agencies	1.4%
Governments - Sovereign Bonds	1.1%
Others	4.6%
Short-Term Investments	5.0%
Other Assets less Liabilities	-11.8%

Country Breakdown (% of Net Assets)

Value	Value
United States	47.3%
Japan	9.6%
United Kingdom	8.0%
Germany	4.9%
France	4.7%
Canada	4.1%
Mexico	3.8%
Spain	3.3%
China	3.0%
Australia	2.7%
Italy	2.4%
Hungary	1.3%
Poland	1.1%
Others	10.6%
Short-Term Investments	5.0%
Other Assets less Liabilities	-11.8%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ANAIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GB-I-0153-0925

Class I:ANAIX

3

Class Z:ANAZX

September 30, 2025

SCAN ME

Please scan QR code for Fund Information

AB Global Bond Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$52	0.51%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended September 30, 2025, all share classes of the Fund outperformed the Bloomberg Global Aggregate Bond Index (USD hedged) (“the benchmark”), before sales charges. The strongest contributions to performance came from sector allocation, particularly overweight positions in corporate bonds across both investment-grade and noninvestment-grade categories, as well as covered bonds and asset-backed securities. Mortgage pass-throughs and commercial mortgage-backed securities also added value. Security selection within corporate and structured products further supported returns.

Yield-curve positioning was another positive factor, especially in U.S. Treasuries and select sovereign exposures. Country allocation contributed meaningfully, with overweights in the Canadian dollar, eurozone euro and select emerging-market sovereigns such as the Peruvian Sol and Quasi-Sovereigns. Currency management was mixed; while overall currency selection slightly detracted, active decisions in the Canadian dollar and eurozone euro provided incremental gains.

On the downside, currency exposure was a modest detractor, particularly underweights in the U.S. dollar and Chinese yuan, along with select emerging-market currencies. Forward premium effects also weighed slightly on performance, reflecting the costs associated with currency hedging and forward contracts.

During the 12-month period, the Fund utilized derivatives including currency futures and forwards, as well as credit default and interest rate swaps, for both hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation, security selection and yield-curve positioning contributed the most to outperformance.

Top detractors from performance:

  During the 12-month period, currency exposure and forward premium effects modestly detracted from performance.

Class Z:ANAZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	Bloomberg Global Aggregate Bond Index (USD hedged)
09/15	$10,000	$10,000
09/16	$10,718	$10,654
09/17	$10,856	$10,636
09/18	$10,858	$10,723
09/19	$11,828	$11,865
09/20	$12,163	$12,356
09/21	$12,326	$12,287
09/22	$10,702	$10,806
09/23	$10,841	$11,032
09/24	$12,111	$12,205
09/25	$12,453	$12,579

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Z	2.83%	0.47%	2.22%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.06%	0.36%	2.32%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-global-bond-fund.Z.01853W808.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$6,469,631,971
# of Portfolio Holdings	1,754
Portfolio Turnover Rate	301%
Total Advisory Fees Paid (Net)	$27,086,084

Class Z:ANAZX

2

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Value	Value
Governments - Treasuries	42.5%
Corporates - Investment Grade	23.7%
Mortgage Pass-Throughs	13.9%
Collateralized Mortgage Obligations	3.9%
Collateralized Loan Obligations	3.3%
Commercial Mortgage-Backed Securities	3.1%
Covered Bonds	2.7%
Asset-Backed Securities	2.6%
Corporates - Non-Investment Grade	2.2%
Inflation-Linked Securities	1.8%
Governments - Sovereign Agencies	1.4%
Governments - Sovereign Bonds	1.1%
Others	4.6%
Short-Term Investments	5.0%
Other Assets less Liabilities	-11.8%

Country Breakdown (% of Net Assets)

Value	Value
United States	47.3%
Japan	9.6%
United Kingdom	8.0%
Germany	4.9%
France	4.7%
Canada	4.1%
Mexico	3.8%
Spain	3.3%
China	3.0%
Australia	2.7%
Italy	2.4%
Hungary	1.3%
Poland	1.1%
Others	10.6%
Short-Term Investments	5.0%
Other Assets less Liabilities	-11.8%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ANAZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GB-Z-0153-0925

Class Z:ANAZX

3

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Jorge A. Bermudez, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed* by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Global Bond Fund	2024	$100,000	$—	$15,074
	2025	$100,000	$—	$38,138

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Global Bond Fund	2024	$2,068,978	$15,074
			$—
			$(15,074)
	2025	$1,712,984	$38,138
			$—
			$(38,138)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

Jorge A. Bermudez	Garry L. Moody
Carol C. McMullen	Jeanette Loeb
R. Jay Gerken	Jeffrey R. Holland
Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

September 30, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB GLOBAL BOND FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

September 30, 2025

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 42.5%
Australia – 1.2%
Australia Government Bond Series 140 4.50%, 04/21/2033(a)	AUD	49,861	$33,914,224
Series 169 4.75%, 06/21/2054(a)		70,084	44,787,496

			78,701,720

Austria – 0.5%
Republic of Austria Government Bond 0.90%, 02/20/2032(a)	EUR	33,061	34,801,037

Belgium – 0.5%
Kingdom of Belgium Government Bond Series 100 2.85%, 10/22/2034(a)		11,236	12,859,469
Series 104 3.45%, 06/22/2042(a)		14,547	16,295,381

			29,154,850

Canada – 1.9%
Canadian Government Bond 2.75%, 03/01/2030	CAD	128,798	92,769,943
2.75%, 12/01/2055		54,582	33,006,940

			125,776,883

China – 2.5%
China Government Bond Series INBK 1.61%, 02/15/2035	CNY	38,350	5,279,988
2.11%, 08/25/2034		805,830	115,684,696
2.15%, 08/25/2055		284,430	38,976,506

			159,941,190

Finland – 0.2%
Finland Government Bond Series 10Y 1.50%, 09/15/2032(a)	EUR	10,467	11,302,959

France – 0.8%
French Republic Government Bond OAT Series OAT 3.00%, 11/25/2034(a)		12,354	14,050,953
3.50%, 11/25/2035(a)		30,010	35,133,409

			49,184,362

Germany – 4.3%
Bundesobligation Series 191 2.40%, 04/18/2030(a)		36,030	42,546,733

ABFunds.com	AB Global Bond Fund 1

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 192 2.20%, 10/10/2030(a)	EUR	43,570	$50,890,287
Bundesrepublik Deutschland Bundesanleihe 2.60%, 05/15/2041(a)		49,470	54,671,445
3.25%, 07/04/2042(a)		70,291	84,125,072
Series TWIN Zero Coupon, 08/15/2031(a)		44,032	45,112,580

			277,346,117

Hungary – 1.2%
Hungary Government Bond Series 35/A 7.00%, 10/24/2035	HUF	25,813,040	78,469,478

Indonesia – 0.7%
Indonesia Treasury Bond Series 101 6.875%, 04/15/2029	IDR	699,500,000	44,029,888

Italy – 1.6%
Italy Buoni Poliennali Del Tesoro Series 7Y 3.45%, 07/15/2031(a)	EUR	11,525	13,902,560
Series 10Y 4.20%, 03/01/2034(a)		48,856	61,082,338
Series 13Y 4.05%, 10/30/2037(a)		17,818	21,652,417
Series 16Y 3.25%, 03/01/2038(a)		6,560	7,326,293

			103,963,608

Japan – 8.6%
Japan Government Five Year Bond Series 176 1.00%, 12/20/2029	JPY	6,843,300	45,929,994
Series 179 1.00%, 06/20/2030		65,350	437,428
Japan Government Forty Year Bond Series 16 1.30%, 03/20/2063		2,529,000	9,974,611
Series 4 2.20%, 03/20/2051		5,289,350	30,873,060
Japan Government Ten Year Bond Series 357 0.10%, 12/20/2029		4,210,700	27,213,974
Japan Government Thirty Year Bond Series 32 2.30%, 03/20/2040		1,250,000	8,594,688
Series 65 0.40%, 12/20/2049		604,000	2,335,484

2 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 68 0.60%, 09/20/2050	JPY	3,699,600	$14,753,292
Series 81 1.60%, 12/20/2053		2,350,700	11,538,403
Series 82 1.80%, 03/20/2054		11,215,100	57,600,181
Series 85 2.30%, 12/20/2054		300,000	1,727,658
Series 87 2.80%, 06/20/2055		50,000	320,149
Japan Government Twenty Year Bond Series 169 0.30%, 06/20/2039		1,984,250	10,570,724
Series 183 1.40%, 12/20/2042		8,080,800	46,902,022
Series 191 2.00%, 12/20/2044		400,000	2,475,805
Japan Government Two Year Bond Series 468 0.60%, 01/01/2027		6,560,150	44,225,957
Series 469 0.70%, 02/01/2027		34,033,550	229,652,405
Series 471 0.90%, 04/01/2027		1,450,000	9,808,121
Series 473 0.80%, 06/01/2027		500,000	3,375,473

			558,309,429

Malaysia – 0.5%
Malaysia Government Bond Series 0219 3.885%, 08/15/2029	MYR	69,178	16,842,874
Series 0318 4.64%, 11/07/2033		67,962	17,464,789

			34,307,663

Mexico – 2.8%
Mexican Bonos Series M 8.00%, 02/21/2036	MXN	910,701	46,896,867
8.00%, 07/31/2053		881,217	41,687,172
8.50%, 02/28/2030		1,662,628	91,683,980

			180,268,019

Poland – 1.1%
Republic of Poland Government Bond Series 0730 4.50%, 07/25/2030	PLN	266,745	72,158,865

ABFunds.com	AB Global Bond Fund 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

South Korea – 0.6%
Korea Treasury Bond Series 3412 3.00%, 12/10/2034	KRW	19,977,710	$14,259,956
Series 5509 2.625%, 09/10/2055		38,612,440	26,360,574

			40,620,530

Spain – 2.4%
Spain Government Bond 3.20%, 10/31/2035(a)	EUR	120,691	141,030,822
3.50%, 01/31/2041(a)		13,189	15,088,859

			156,119,681

United Kingdom – 3.8%
United Kingdom Gilt 0.875%, 01/31/2046(a)	GBP	42,708	25,611,660
3.50%, 01/22/2045(a)		1,810	1,886,101
3.75%, 10/22/2053(a)		253	254,900
4.00%, 10/22/2031(a)		39,129	51,818,185
4.25%, 12/07/2040(a)		38,665	46,958,718
4.375%, 01/31/2040(a)		31,839	39,562,460
4.50%, 03/07/2035(a)		60,069	79,543,861

			245,635,885

United States – 7.3%
U.S. Treasury Bonds 1.125%, 05/15/2040	U.S.$	131,422	83,616,993
1.125%, 08/15/2040		122,779	77,346,158
2.50%, 02/15/2045		95,387	68,231,513
4.50%, 11/15/2054		2,585	2,487,457
4.75%, 05/15/2055		560	561,203
4.75%, 08/15/2055		39,002	39,105,597
U.S. Treasury Notes 1.25%, 05/31/2028		162,626	152,906,936
3.50%, 01/31/2030		48,213	47,821,071

			472,076,928

Total Governments - Treasuries (cost $2,838,160,303)			2,752,169,092

CORPORATES - INVESTMENT GRADE – 23.7%
Financial Institutions – 11.2%
Banking – 9.3%
Abanca Corp. Bancaria SA Series E 8.375%, 09/23/2033(a)	EUR	300	398,463
ABN AMRO Bank NV 4.75%, 09/22/2027(a)(b)		5,200	6,129,315

4 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

AIB Group PLC 5.32%, 05/15/2031(a)	U.S.$	1,761	$1,814,881
5.87%, 03/28/2035(a)		331	348,708
Ally Financial, Inc. 5.74%, 05/15/2029		320	327,615
6.99%, 06/13/2029		127	134,114
American Express Co. 3.43%, 05/20/2032	EUR	7,165	8,474,754
4.35%, 07/20/2029	U.S.$	56	56,301
4.92%, 07/20/2033		56	56,955
5.02%, 04/25/2031		78	80,231
5.10%, 02/16/2028		409	414,479
5.67%, 04/25/2036		129	136,644
Banco Bilbao Vizcaya Argentaria SA 6.03%, 03/13/2035		3,600	3,827,014
7.88%, 11/15/2034		7,400	8,603,142
Series E 8.25%, 11/30/2033(a)	GBP	100	145,931
Series G 3.50%, 02/10/2027(a)	EUR	400	474,375
Banco de Credito del Peru SA 3.25%, 09/30/2031(a)	U.S.$	510	499,601
Banco de Sabadell SA Series E 6.00%, 08/16/2033(a)	EUR	300	378,147
Banco Santander SA 2.75%, 12/03/2030	U.S.$	600	544,255
4.175%, 03/24/2028		11,800	11,783,847
5.365%, 07/15/2028		200	204,080
6.03%, 01/17/2035		200	214,993
6.92%, 08/08/2033		400	445,125
Series E 3.50%, 01/09/2028(a)	EUR	100	119,010
3.50%, 01/09/2030(a)		200	239,781
4.875%, 10/18/2031(a)		500	638,106
5.75%, 08/23/2033(a)		7,000	8,760,211
Bangkok Bank PCL/Hong Kong 9.025%, 03/15/2029(a)	U.S.$	440	497,160
Bank Hapoalim BM 3.255%, 01/21/2032(a)		257	250,254
Bank Leumi Le-Israel BM 3.275%, 01/29/2031(a)		290	287,395
7.13%, 07/18/2033(a)		410	427,705
Bank of America Corp. 2.55%, 02/04/2028		253	247,786
3.705%, 04/24/2028		643	638,729
3.85%, 03/08/2037		240	224,326
3.97%, 03/05/2029		560	557,415

ABFunds.com	AB Global Bond Fund 5

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.97%, 02/07/2030	U.S.$	97	$96,284
4.95%, 07/22/2028		463	469,641
5.425%, 08/15/2035		282	287,824
5.46%, 05/09/2036		55	57,412
5.52%, 10/25/2035		137	140,527
5.74%, 02/12/2036		235	244,704
Series B 8.05%, 06/15/2027		930	978,253
Series E 3.26%, 01/28/2031(a)	EUR	2,455	2,905,550
Bank of East Asia Ltd. (The) Series E 4.875%, 04/22/2032(a)	U.S.$	300	299,016
6.75%, 03/15/2027(a)		250	252,176
6.75%, 06/27/2034(a)		470	490,583
Bank of Ireland Group PLC 5.60%, 03/20/2030(a)		3,110	3,227,228
Series E 4.625%, 11/13/2029(a)	EUR	1,944	2,406,969
Bank of Montreal 3.09%, 01/10/2037	U.S.$	3,515	3,130,231
4.06%, 09/22/2028		58	57,935
4.35%, 09/22/2031		58	57,741
4.57%, 09/10/2027		316	317,068
Series E 3.75%, 07/10/2030(a)	EUR	533	642,106
Bank of New York Mellon (The) 4.73%, 04/20/2029	U.S.$	250	254,137
Bank of New York Mellon Corp. (The) 5.19%, 03/14/2035		661	680,697
Bank of Nova Scotia (The) 4.04%, 09/15/2028		57	56,909
4.34%, 09/15/2031		57	56,599
4.59%, 05/04/2037		4,663	4,513,427
4.93%, 02/14/2029		299	303,955
Series E 0.125%, 09/04/2026(a)	EUR	334	384,518
Banque Federative du Credit Mutuel SA 1.25%, 06/03/2030(a)		300	322,929
4.59%, 10/16/2028(a)	U.S.$	412	415,927
5.13%, 05/24/2027(a)	AUD	8,450	5,657,807
Series E 0.625%, 11/03/2028(a)	EUR	300	329,931
0.875%, 12/07/2027(a)	GBP	4,600	5,727,144
1.125%, 01/19/2032(a)	EUR	100	102,145
4.375%, 05/02/2030(a)		200	246,220
Barclays PLC 5.09%, 06/20/2030	U.S.$	612	620,574

6 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.785%, 02/25/2036	U.S.$	402	$419,352
6.22%, 05/09/2034		200	215,336
6.375%, 12/15/2025(a)(b)	GBP	9,126	12,287,527
7.09%, 11/06/2029(a)		1,924	2,756,516
Series E 4.92%, 08/08/2030(a)	EUR	254	318,118
4.97%, 05/31/2036(a)		254	314,878
5.26%, 01/29/2034(a)		657	850,680
8.41%, 11/14/2032(a)	GBP	5,875	8,420,043
BDO Unibank, Inc. Series E 2.125%, 01/13/2026(a)	U.S.$	240	237,900
BNP Paribas SA 2.16%, 09/15/2029(a)		444	416,685
3.05%, 01/13/2031(a)		421	396,098
4.79%, 05/09/2029(a)		304	307,000
5.91%, 11/19/2035(a)		595	617,313
Series E 0.50%, 02/19/2028(a)	EUR	200	228,391
0.50%, 09/01/2028(a)		200	225,703
2.00%, 05/24/2031(a)	GBP	6,500	8,580,218
2.75%, 07/25/2028(a)	EUR	500	588,237
3.695%, 02/24/2028(a)	AUD	1,800	1,176,157
4.04%, 01/10/2032(a)	EUR	1,000	1,215,441
6.00%, 08/18/2029(a)	GBP	400	557,081
BPCE SA 3.12%, 10/19/2032(a)	U.S.$	1,100	977,955
5.08%, 10/23/2029(a)	AUD	500	336,603
5.39%, 05/28/2031(a)	U.S.$	354	363,015
5.88%, 01/14/2031(a)		297	310,488
6.27%, 10/24/2028(a)	AUD	2,870	1,997,209
6.51%, 01/18/2035(a)	U.S.$	699	743,204
Series E 4.625%, 03/02/2030(a)	EUR	500	617,670
CaixaBank SA 3.50%, 04/06/2028(a)	GBP	8,600	11,391,403
4.885%, 07/03/2031(a)	U.S.$	514	519,979
6.84%, 09/13/2034(a)		5,190	5,788,892
Series E 1.50%, 12/03/2026(a)	GBP	200	267,610
6.25%, 02/23/2033(a)	EUR	400	502,490
6.875%, 10/25/2033(a)	GBP	100	140,523
Canadian Imperial Bank of Commerce 4.86%, 03/30/2029	U.S.$	78	79,206
Capital One Financial Corp. 2.36%, 07/29/2032		159	137,217
4.49%, 09/11/2031		584	579,310
5.20%, 09/11/2036		57	56,373

ABFunds.com	AB Global Bond Fund 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.82%, 02/01/2034	U.S.$	609	$638,729
6.18%, 01/30/2036		474	492,114
7.96%, 11/02/2034		635	750,091
CBQ Finance Ltd. Series E 2.00%, 05/12/2026(a)		450	442,548
Citigroup, Inc. 2.98%, 11/05/2030		149	141,081
3.67%, 07/24/2028		144	142,698
3.89%, 01/10/2028		653	650,525
3.98%, 03/20/2030		304	300,358
4.30%, 07/23/2036	EUR	308	368,801
4.50%, 09/11/2031	U.S.$	10,119	10,123,537
4.64%, 05/07/2028		55	55,368
4.79%, 03/04/2029		593	600,594
4.95%, 05/07/2031		55	56,029
5.17%, 09/11/2036		57	57,569
5.59%, 11/19/2034		10,677	10,937,108
5.83%, 02/13/2035		875	908,300
6.02%, 01/24/2036		402	421,535
6.17%, 05/25/2034		604	642,928
Series AA 7.625%, 11/15/2028(b)		1,138	1,195,270
Series E 3.75%, 05/14/2032(a)	EUR	401	481,940
4.50%, 03/03/2031(a)	GBP	50	65,062
Series VAR 3.07%, 02/24/2028	U.S.$	649	639,072
Series W 4.00%, 12/10/2025(b)		232	230,856
Series Y 4.15%, 11/15/2026(b)		7,121	6,957,763
Citizens Financial Group, Inc. 5.25%, 03/05/2031		255	261,301
Comerica, Inc. 5.98%, 01/30/2030		129	134,210
Commerzbank AG Series E 4.875%, 10/16/2034(a)	EUR	300	369,327
Commonwealth Bank of Australia Series E 4.27%, 06/04/2034		100	121,405
Cooperatieve Rabobank UA 4.375%, 06/29/2027(a)(b)		200	236,158
Credit Agricole SA 1.87%, 12/09/2031(a)	GBP	1,100	1,426,729
2.625%, 03/17/2027(a)	EUR	156	183,207
4.82%, 09/25/2033(a)	U.S.$	5,556	5,535,384

8 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.22%, 05/27/2031(a)	U.S.$	6,778	$6,963,201
5.41%, 01/18/2029(a)	AUD	9,360	6,367,385
5.75%, 11/29/2027(a)	GBP	1,200	1,634,834
6.25%, 01/10/2035(a)	U.S.$	652	688,677
Series E 0.50%, 09/21/2029(a)	EUR	800	876,909
Credit Agricole SA/London Series E 1.75%, 03/05/2029(a)		200	225,834
Credit Mutuel Arkea SA Series E 1.25%, 06/11/2029(a)		800	901,226
Danske Bank A/S Series E 2.25%, 01/14/2028(a)	GBP	6,550	8,555,665
Deutsche Bank AG 1.375%, 02/17/2032(a)	EUR	100	105,999
Series E 1.625%, 01/20/2027(a)		100	116,000
1.75%, 11/19/2030(a)		800	887,875
4.00%, 07/12/2028(a)		100	119,884
4.125%, 04/04/2030(a)		4,800	5,824,598
Deutsche Bank AG/New York NY 3.73%, 01/14/2032	U.S.$	9,644	9,045,104
3.74%, 01/07/2033		2,987	2,756,258
4.95%, 08/04/2031		150	151,454
6.82%, 11/20/2029		150	160,490
7.08%, 02/10/2034		816	896,727
DNB Bank ASA Series E 4.00%, 08/17/2027(a)	GBP	316	423,512
Doha Finance Ltd. Series E 2.375%, 03/31/2026(a)	U.S.$	300	296,355
First Abu Dhabi Bank PJSC 4.50%, 04/05/2026(a)(b)		480	477,000
Goldman Sachs Group, Inc. (The) 1.95%, 10/21/2027		668	652,383
2.64%, 02/24/2028		653	639,339
3.615%, 03/15/2028		426	422,726
3.69%, 06/05/2028		666	661,161
4.41%, 04/23/2039		42	38,828
4.48%, 08/23/2028		183	184,124
4.94%, 04/23/2028		68	68,800
5.02%, 10/23/2035		138	138,935
5.21%, 01/28/2031		247	254,928
5.22%, 04/23/2031		50	51,703
5.33%, 07/23/2035		52	53,523

ABFunds.com	AB Global Bond Fund 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.54%, 01/28/2036	U.S.$	53	$55,368
Series E 3.50%, 01/23/2033(a)	EUR	259	307,131
HSBC Holdings PLC 0.64%, 09/24/2029(a)		813	896,020
0.77%, 11/13/2031(a)		205	213,607
2.01%, 09/22/2028	U.S.$	327	313,355
2.25%, 11/22/2027		285	278,493
2.36%, 08/18/2031		211	191,217
2.85%, 06/04/2031		244	227,342
3.00%, 07/22/2028	GBP	4,375	5,729,687
4.04%, 03/13/2028	U.S.$	200	199,450
4.90%, 03/03/2029		691	701,096
5.55%, 03/04/2030		4,783	4,962,942
5.73%, 05/17/2032		250	263,133
5.74%, 09/10/2036		522	532,724
5.87%, 11/18/2035		2,672	2,771,079
6.16%, 03/09/2029		405	422,369
6.36%, 11/16/2032(a)	EUR	8,812	11,056,251
6.50%, 05/02/2036	U.S.$	100	108,241
6.50%, 09/15/2037		855	920,362
7.40%, 11/13/2034		519	591,421
8.11%, 11/03/2033		656	769,589
Series E 4.79%, 03/10/2032(a)	EUR	236	297,597
7.00%, 04/07/2038(a)	GBP	100	142,608
ING Groep NV 0.25%, 02/18/2029(a)	EUR	300	332,324
0.375%, 09/29/2028(a)		400	449,411
1.75%, 02/16/2031(a)		100	111,226
4.125%, 08/24/2033(a)		100	120,339
4.50%, 05/23/2029(a)		500	612,714
5.25%, 11/14/2033(a)		100	130,749
Series E 2.125%, 05/26/2031(a)		200	234,172
4.125%, 05/20/2036(a)		9,900	11,897,581
Intercorp Peru Ltd. 3.875%, 08/15/2029(a)	U.S.$	370	359,362
Intesa Sanpaolo SpA 3.875%, 07/14/2027(a)		200	198,748
5.71%, 01/15/2026(a)		5,580	5,591,674
6.625%, 06/20/2033(a)		204	224,755
7.20%, 11/28/2033(a)		2,683	3,061,180
8.25%, 11/21/2033(a)		473	558,973
Series E 2.625%, 03/11/2036(a)	GBP	100	101,679
2.925%, 10/14/2030(a)	EUR	233	270,452
6.625%, 05/31/2033(a)	GBP	393	568,064

10 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

JPMorgan Chase & Co. 2.95%, 02/24/2028	U.S.$	720	$708,576
3.51%, 01/23/2029		235	231,815
3.54%, 05/01/2028		638	632,279
3.88%, 07/24/2038		757	681,644
4.60%, 10/22/2030		259	261,914
4.95%, 10/22/2035		200	201,694
4.98%, 07/22/2028		274	278,177
5.10%, 04/22/2031		176	181,905
5.14%, 01/24/2031		134	138,380
5.50%, 01/24/2036		134	140,222
5.57%, 04/22/2028		272	277,982
5.58%, 07/23/2036		55	57,061
Series E 0.39%, 02/24/2028(a)	EUR	172	196,187
1.00%, 07/25/2031(a)		307	329,160
1.64%, 05/18/2028(a)		266	308,017
4.46%, 11/13/2031(a)		14,120	17,651,155
KBC Group NV 4.45%, 09/23/2031(a)	U.S.$	200	199,143
5.80%, 01/19/2029(a)		300	309,971
Series E 0.125%, 01/14/2029(a)	EUR	100	111,018
4.25%, 11/28/2029(a)		500	613,211
4.375%, 11/23/2027(a)		100	119,973
4.375%, 04/19/2030(a)		100	123,196
6.15%, 03/19/2034(a)	GBP	7,900	10,978,680
KEB Hana Bank 1.25%, 12/16/2026(a)	U.S.$	200	193,200
Kookmin Bank 2.50%, 11/04/2030(a)		410	370,033
Lloyds Banking Group PLC 2.71%, 12/03/2035(a)	GBP	100	118,306
3.75%, 03/18/2028	U.S.$	285	283,123
4.75%, 05/23/2028(a)	AUD	1,430	950,370
5.39%, 06/10/2027		5,930	3,954,497
5.72%, 06/05/2030	U.S.$	200	209,202
5.80%, 03/17/2029	AUD	3,450	2,347,076
6.07%, 06/13/2036	U.S.$	202	212,413
7.50%, 06/27/2030(b)	GBP	228	314,039
Series E 4.00%, 05/09/2035(a)	EUR	3,996	4,771,709
4.75%, 09/21/2031(a)		5,697	7,168,101
6.625%, 06/02/2033(a)	GBP	100	139,318
Series MTN. 7.09%, 08/31/2033(a)	AUD	600	417,712
M&T Bank Corp. 5.18%, 07/08/2031	U.S.$	55	56,307

ABFunds.com	AB Global Bond Fund 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Macquarie Group Ltd. 0.94%, 01/19/2029(a)	EUR	179	$197,511
1.935%, 04/14/2028(a)	U.S.$	4,261	4,110,823
Mediobanca Banca di Credito Finanziario SpA Series E 0.75%, 11/02/2028(a)	EUR	250	281,118
Mitsubishi UFJ Financial Group, Inc. 5.16%, 04/24/2031	U.S.$	299	308,292
5.35%, 09/13/2028		200	204,546
Series E 4.64%, 06/07/2031(a)	EUR	240	300,890
Mizuho Financial Group, Inc. 5.38%, 07/10/2030	U.S.$	288	298,256
Series E 0.69%, 10/07/2030(a)	EUR	162	169,413
4.61%, 08/28/2030(a)		409	513,616
Morgan Stanley 0.495%, 10/26/2029		1,008	1,104,259
2.475%, 01/21/2028	U.S.$	676	661,601
3.52%, 05/22/2031	EUR	18,605	22,218,009
3.79%, 03/21/2030		247	298,053
4.21%, 04/20/2028	U.S.$	640	640,600
4.66%, 03/02/2029	EUR	100	122,571
4.99%, 04/12/2029	U.S.$	621	633,110
5.19%, 04/17/2031		4,369	4,511,666
5.23%, 01/15/2031		161	166,180
5.59%, 01/18/2036		223	233,502
5.65%, 04/13/2028		117	119,629
5.66%, 04/17/2036		125	131,896
5.83%, 04/19/2035		127	135,342
6.63%, 11/01/2034		118	131,993
Series G 2.70%, 01/22/2031		464	433,537
4.43%, 01/23/2030		359	360,715
5.15%, 01/25/2034	EUR	808	1,051,989
Morgan Stanley Bank NA 4.95%, 01/14/2028	U.S.$	610	616,022
5.50%, 05/26/2028		250	255,504
Morgan Stanley Private Bank NA 4.47%, 07/06/2028		325	326,860
National Australia Bank Ltd. 2.99%, 05/21/2031(a)		754	688,291
Series G 1.70%, 09/15/2031(a)	GBP	160	208,631
National Bank of Canada Series E 3.75%, 01/25/2028(a)	EUR	248	298,513

12 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nationwide Building Society 4.35%, 09/30/2030(a)	U.S.$	212	$211,431
4.375%, 04/16/2034(a)	EUR	427	519,472
5.54%, 07/14/2036(a)	U.S.$	1,886	1,938,130
5.54% (SOFR + 1.29%), 02/16/2028(a)(c)		290	292,076
6.18%, 12/07/2027(a)	GBP	8,169	11,185,903
Series E 4.00%, 07/30/2035(a)	EUR	3,486	4,157,230
4.625%, 10/29/2028(a)		100	122,055
NatWest Group PLC 3.03%, 11/28/2035	U.S.$	414	379,010
4.96%, 08/15/2030		295	300,691
5.115%, 05/23/2031		506	519,380
6.475%, 06/01/2034		4,321	4,545,385
Series E 0.78%, 02/26/2030(a)	EUR	307	335,246
2.105%, 11/28/2031(a)	GBP	246	322,177
5.76%, 02/28/2034(a)	EUR	7,135	9,008,586
NBK Tier 1 Ltd. 6.375%, 01/10/2031(a)(b)	U.S.$	300	308,850
Nordea Bank Abp 6.625%, 03/26/2026(a)(b)		200	201,263
PNC Financial Services Group, Inc. (The) 5.37%, 07/21/2036		56	57,657
5.40%, 07/23/2035		637	659,222
5.575%, 01/29/2036		370	386,202
5.68%, 01/22/2035		646	681,248
QIB Sukuk Ltd. 1.95%, 10/27/2025(a)		300	298,485
QNB Finance Ltd. Series E 1.375%, 01/26/2026(a)		510	504,523
2.75%, 02/12/2027(a)		240	234,772
Raiffeisen Bank International AG Series E 3.875%, 01/03/2030(a)	EUR	500	600,508
Royal Bank of Canada 4.50%, 08/06/2029	U.S.$	56	56,432
Series E 3.125%, 09/27/2031(a)	EUR	202	237,293
3.25%, 01/22/2031(a)		100	118,685
Santander Holdings USA, Inc. 5.47%, 03/20/2029	U.S.$	6	6,117
Santander UK Group Holdings PLC 2.47%, 01/11/2028		450	439,537
4.32%, 09/22/2029		423	421,884
4.86%, 09/11/2030		2,598	2,629,474

ABFunds.com	AB Global Bond Fund 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.53%, 01/10/2029	U.S.$	9,670	$10,125,054
Series E 2.42%, 01/17/2029(a)	GBP	1,712	2,189,540
7.10%, 11/16/2027(a)		1,858	2,564,407
Scotiabank Peru SAA 6.10%, 10/01/2035(a)	U.S.$	200	207,888
Shinhan Bank Co., Ltd. 4.00%, 04/23/2029(a)		760	745,837
Series G 4.50%, 03/26/2028(a)		200	200,422
Societe Generale SA 3.00%, 01/22/2030(a)		297	278,123
3.75%, 07/15/2031(a)	EUR	400	478,367
4.75%, 09/14/2028(a)	U.S.$	680	685,846
4.875%, 11/21/2031(a)	EUR	900	1,127,652
5.25%, 05/22/2029(a)	U.S.$	895	910,181
5.51%, 05/22/2031(a)		17,497	18,001,790
5.52%, 01/19/2028(a)		282	285,631
6.10%, 04/13/2033(a)		401	423,245
7.37%, 01/10/2053(a)		576	633,188
Series 9 0.40%, 06/03/2026	JPY	100,000	671,515
Series E 4.25%, 12/06/2030(a)	EUR	100	122,103
5.75%, 01/22/2032(a)	GBP	100	137,092
Standard Chartered PLC 1.46%, 01/14/2027(a)	U.S.$	300	297,357
3.265%, 02/18/2036(a)		7,864	7,224,129
4.87%, 03/15/2033(a)		580	581,593
4.87%, 05/10/2031(a)	EUR	7,365	9,260,802
5.005%, 10/15/2030(a)	U.S.$	367	373,633
5.24%, 05/13/2031(a)		240	246,739
6.08% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a)(b)(c)		8,000	7,740,476
6.30%, 01/09/2029(a)		210	218,483
7.77%, 11/16/2028(a)		279	298,638
Series E 1.625%, 10/03/2027(a)	EUR	222	258,499
State Street Corp. 3.03%, 11/01/2034	U.S.$	724	679,827
4.16%, 08/04/2033		499	487,086
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(a)		397	399,609
Svenska Handelsbanken AB Series E 4.625%, 08/23/2032(a)	GBP	6,655	8,927,372
Swedbank AB 7.27%, 11/15/2032(a)		1,904	2,683,228

14 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Synchrony Financial 2.875%, 10/28/2031	U.S.$	774	$685,554
5.02%, 07/29/2029		56	56,466
5.935%, 08/02/2030		256	265,207
6.00% (SOFR + 0.02%), 07/29/2036		163	166,559
Toronto-Dominion Bank (The) 5.15%, 09/10/2034		173	175,660
5.25%, 07/23/2029(a)	AUD	2,190	1,479,665
Series E 3.63%, 12/13/2029(a)	EUR	100	120,469
Series G 3.56%, 04/16/2031(a)		410	490,239
UBS Group AG 2.095%, 02/11/2032(a)	U.S.$	2,730	2,410,379
2.875%, 04/02/2032(a)	EUR	6,215	7,153,524
3.13%, 08/13/2030(a)	U.S.$	295	281,904
4.19%, 04/01/2031(a)		695	687,422
4.40%, 09/23/2031(a)		3,549	3,539,106
5.62%, 09/13/2030(a)		200	208,930
7.00%, 02/10/2030(a)(b)		6,470	6,635,643
7.125%, 08/10/2034(a)(b)		2,613	2,690,524
7.75%, 03/01/2029(a)	EUR	102	133,487
9.25%, 11/13/2028(a)(b)	U.S.$	1,652	1,817,200
Series E 3.125%, 06/15/2030(a)	EUR	351	414,774
4.75%, 03/17/2032(a)		816	1,028,499
UniCredit SpA 1.98%, 06/03/2027(a)	U.S.$	619	609,165
5.86%, 06/19/2032(a)		11,659	11,842,118
United Overseas Bank Ltd. 2.00%, 10/14/2031(a)		200	195,050
Series G 1.75%, 03/16/2031(a)		250	246,970
US Bancorp 2.215%, 01/27/2028		656	639,112
4.01%, 05/21/2032	EUR	250	303,345
4.84%, 02/01/2034	U.S.$	179	179,743
4.97%, 07/22/2033		689	692,185
Visa, Inc. 2.25%, 05/15/2028	EUR	7,313	8,544,467
Wells Fargo & Co. 2.39%, 06/02/2028	U.S.$	200	194,414
3.53%, 03/24/2028		656	650,177
4.08%, 09/15/2029		57	56,764
4.89%, 09/15/2036		57	56,871
5.21%, 12/03/2035		135	137,945
5.24%, 01/24/2031		372	384,854

ABFunds.com	AB Global Bond Fund 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.71%, 04/22/2028	U.S.$	666	$681,716
Series E 1.74%, 05/04/2030(a)	EUR	10,434	11,762,511
Westpac Banking Corp. Series G 4.32%, 11/23/2031	U.S.$	185	184,510
Woori Bank 5.125%, 08/06/2028(a)		210	213,822
6.375%, 07/24/2029(a)(b)		230	238,913

			599,406,198

Brokerage – 0.1%
BGC Group, Inc. 6.15%, 04/02/2030(a)		129	132,160
Blue Owl Finance LLC 6.25%, 04/18/2034		427	448,105
Charles Schwab Corp. (The) 4.78% (SOFR + 0.52%), 05/13/2026(c)		5,465	5,470,175
5.85%, 05/19/2034		372	398,100
6.14%, 08/24/2034		365	397,479
China Great Wall International Holdings V Ltd. 2.875%, 11/23/2026(a)		400	392,648
China Great Wall International Holdings VI Ltd. 5.25%, 04/23/2028(a)		490	498,717
CI Financial Corp. 7.50%, 05/30/2029(a)		62	66,002

			7,803,386

Finance – 0.6%
3i Group PLC 4.875%, 06/14/2029(a)	EUR	393	486,831
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.375%, 11/15/2030	U.S.$	150	149,412
Air Lease Corp. 5.40%, 06/01/2028	CAD	6,005	4,516,871
Aircastle Ltd. 5.25%, 06/15/2026(a)(b)	U.S.$	185	184,085
Apollo Debt Solutions BDC 6.90%, 04/13/2029		252	264,818
Ares Capital Corp. 5.50%, 09/01/2030		54	54,648
7.00%, 01/15/2027		602	619,966
Ares Strategic Income Fund 4.85%, 01/15/2029(a)		57	56,414
5.15%, 01/15/2031(a)		57	56,321
Aviation Capital Group LLC 4.75%, 04/14/2027(a)		3,249	3,265,283

16 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Barings BDC, Inc. 5.20%, 09/15/2028	U.S.$	57	$56,572
Blackstone Secured Lending Fund 5.35%, 04/13/2028		157	159,199
Blue Owl Credit Income Corp. 5.80%, 03/15/2030		124	125,709
Blue Owl Technology Finance Corp. 2.50%, 01/15/2027		288	279,629
6.10%, 03/15/2028(a)		133	134,721
BOC Aviation Ltd. 3.875%, 04/27/2026(a)		620	618,345
Brookfield Finance, Inc. 5.33%, 01/15/2036		56	56,296
6.35%, 01/05/2034		123	134,159
Carlyle Secured Lending, Inc. 5.75%, 02/15/2031		58	57,657
CCBL Cayman 1 Corp., Ltd. Series E 1.80%, 07/22/2026(a)		400	392,336
CFAMC IV Co., Ltd. Series E 4.50%, 05/29/2029(a)		200	197,774
CFAMC II Co., Ltd. Series E 4.625%, 06/03/2026(a)		213	212,840
CIMIC Finance Ltd. Series G 1.50%, 05/28/2029(a)	EUR	299	326,048
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	22,925	7,081,425
FS KKR Capital Corp. 3.125%, 10/12/2028	U.S.$	690	639,353
6.125%, 01/15/2030		136	135,347
Golub Capital Private Credit Fund 5.45%, 08/15/2028(a)		55	55,275
5.875%, 05/01/2030		132	134,318
HAT Holdings I LLC/HAT Holdings II LLC 8.00%, 06/15/2027(a)		154	160,346
HPS Corporate Lending Fund 4.90%, 09/11/2028(a)		57	56,707
5.30%, 06/05/2027(a)		55	55,336
5.45%, 11/15/2030(a)		57	56,956
5.85%, 06/05/2030(a)		55	55,967
ICG PLC 1.625%, 02/17/2027(a)	EUR	201	231,577
Intercorp Financial Services, Inc. 4.125%, 10/19/2027(a)	U.S.$	430	426,641

ABFunds.com	AB Global Bond Fund 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Main Street Capital Corp. 5.40%, 08/15/2028	U.S.$	56	$56,231
North Haven Private Income Fund LLC 5.125%, 09/25/2028(a)		58	57,723
Oaktree Specialty Lending Corp. 6.34%, 02/27/2030		517	519,484
Oaktree Strategic Credit Fund 6.19%, 07/15/2030(a)		53	54,140
Sixth Street Lending Partners 6.50%, 03/11/2029		627	651,794
Sixth Street Specialty Lending, Inc. 5.625%, 08/15/2030		305	309,372
Temasek Financial I Ltd. Series E 2.75%, 08/28/2034(a)	CNH	62,000	9,007,772
3.10%, 08/28/2054(a)		39,050	5,875,455
Wendel SE 4.50%, 06/19/2030(a)	EUR	400	491,299

			38,518,452

Financial Services – 0.0%
Blackstone Private Credit Fund 1.75%, 11/30/2026(a)		270	311,964
China Cinda 2020 I Management Ltd. Series E 3.00%, 01/20/2031(a)	U.S.$	510	475,274
Equinix Europe 2 Financing Corp. LLC 3.25%, 05/19/2029	EUR	167	197,811
3.25%, 03/15/2031		236	276,038
3.65%, 09/03/2033		100	116,900
Sammons Financial Group Global Funding 4.95%, 06/12/2030(a)	U.S.$	55	55,815

			1,433,802

Insurance – 0.6%
AIA Group Ltd. 4.95%, 04/04/2033(a)		240	246,151
4.95%, 03/30/2035(a)		250	251,885
Allianz SE 1.30%, 09/25/2049(a)	EUR	200	218,220
4.43%, 07/25/2055 (a)		100	121,319
5.82%, 07/25/2053(a)		200	265,135
Series E 4.25%, 07/05/2052(a)		400	484,655
Argentum Netherlands BV for Zurich Insurance Co., Ltd. 2.75%, 02/19/2049(a)		264	305,254
Series E 3.50%, 10/01/2046(a)		155	183,098

18 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Athene Global Funding 1.75%, 11/24/2027(a)	GBP	100	$126,366
2.55%, 11/19/2030(a)	U.S.$	1,275	1,158,235
2.72%, 01/07/2029(a)		8	7,573
5.03%, 07/17/2030(a)		1,478	1,500,859
5.15%, 07/28/2027(a)	GBP	100	135,466
5.38%, 01/07/2030(a)	U.S.$	4,460	4,596,385
5.53%, 07/11/2031(a)		11,630	11,991,568
5.54%, 08/22/2035(a)		417	422,518
Athene Holding Ltd. 6.25%, 04/01/2054		129	131,452
Aviva PLC 4.00%, 06/03/2055(a)	GBP	135	153,356
4.625%, 08/28/2056(a)	EUR	100	119,641
AXA SA Series E 1.875%, 07/10/2042(a)		189	199,374
3.25%, 05/28/2049(a)		451	532,109
Berkshire Hathaway, Inc. 2.15%, 03/15/2028		280	326,457
Centene Corp. 2.50%, 03/01/2031	U.S.$	798	687,788
2.625%, 08/01/2031		808	694,547
3.00%, 10/15/2030		729	651,431
Cigna Group (The) 4.375%, 10/15/2028		7	7,035
Cloverie PLC for Zurich Insurance Co., Ltd. Series E 5.625%, 06/24/2046(a)		315	316,448
CNO Global Funding 4.375%, 09/08/2028(a)		57	57,098
5.875%, 06/04/2027(a)		621	637,529
Corebridge Global Funding 4.45%, 10/02/2030(a)		58	57,951
Elevance Health, Inc. 4.60%, 09/15/2032		58	57,647
5.00%, 01/15/2036		34	33,760
Enstar Group Ltd. 3.10%, 09/01/2031		767	685,604
F&G Global Funding 4.65%, 09/08/2028(a)		57	57,194
Fairfax Financial Holdings Ltd. 5.625%, 08/16/2032		599	623,134
GA Global Funding Trust 4.50%, 09/18/2030(a)		150	148,967
Generali 4.25%, 12/14/2047(a)	EUR	200	240,564

ABFunds.com	AB Global Bond Fund 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series E 5.00%, 06/08/2048(a)	EUR	100	$123,729
5.50%, 10/27/2047(a)		138	170,320
Guardian Life Global Funding 4.07%, 09/05/2028(a)	U.S.$	37	37,024
4.33%, 10/06/2030(a)		58	58,044
4.67%, 09/05/2032(a)		57	57,258
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)		568	481,519
Hannover Rueck SE 5.875%, 08/26/2043(a)	EUR	200	265,864
Health Care Service Corp. A Mutual Legal Reserve Co. 5.875%, 06/15/2054(a)	U.S.$	689	675,618
Horizon Mutual Holdings, Inc. 6.20%, 11/15/2034(a)		694	679,394
Humana, Inc. 5.75%, 04/15/2054		723	690,005
6.00%, 05/01/2055		396	392,009
Jackson National Life Global Funding 4.55%, 09/09/2030(a)		57	56,988
Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(a)		1,026	691,166
MetLife Capital Trust IV 7.875% (CME Term SOFR 3 Month + 3.96%), 12/15/2037(a)(c)		110	122,829
Metropolitan Life Global Funding I 4.15%, 08/25/2028(a)		260	260,707
5.40%, 07/11/2029(a)	AUD	2,537	1,731,405
Series G 3.75%, 12/07/2031(a)	EUR	349	422,570
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.00%, 05/26/2042(a)		400	398,761
1.25%, 05/26/2041(a)		100	104,287
3.25%, 05/26/2049(a)		100	117,458
4.25%, 05/26/2044(a)		200	240,515
New York Life Insurance Co. 4.45%, 05/15/2069(a)	U.S.$	80	63,530
NN Group NV Series E 4.625%, 01/13/2048(a)	EUR	583	708,723
Principal Life Global Funding II 4.80%, 01/09/2028(a)	U.S.$	348	352,479
Prudential Financial, Inc. 4.50%, 09/15/2047		267	263,861
5.70%, 09/15/2048		475	483,669
Sammons Financial Group, Inc. 6.875%, 04/15/2034(a)		131	143,961

20 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sogecap SA 5.00%, 04/03/2045(a)	EUR	100	$121,602
Swiss Re Finance UK PLC Series E 2.71%, 06/04/2052(a)		400	439,473
Swiss RE Subordinated Finance PLC Series E 3.89%, 03/26/2033(a)		178	212,219
Talanx AG Series GDIP 2.25%, 12/05/2047(a)		500	576,127
Western-Southern Global Funding 4.50%, 07/16/2028(a)	U.S.$	56	56,423

			39,633,310

REITs – 0.6%
American Tower Corp. 0.40%, 02/15/2027	EUR	131	149,454
0.50%, 01/15/2028		196	219,236
Aroundtown SA Series E 0.375%, 04/15/2027(a)		100	113,011
4.80%, 07/16/2029(a)		100	123,339
CBRE Services, Inc. 5.50%, 04/01/2029	U.S.$	634	657,832
5.95%, 08/15/2034		266	284,017
Corp. Inmobiliaria Vesta SAB de CV 5.50%, 01/30/2033(a)		260	262,158
Crown Castle, Inc. 2.90%, 03/15/2027		400	392,294
Digital Dutch Finco BV 1.00%, 01/15/2032(a)	EUR	2,115	2,133,160
1.25%, 02/01/2031(a)		200	210,486
Digital Intrepid Holding BV 1.375%, 07/18/2032(a)		6,858	6,983,357
Digital Stout Holding LLC 3.30%, 07/19/2029(a)	GBP	100	127,121
Equinix, Inc. 0.25%, 03/15/2027	EUR	100	113,581
Essential Properties LP 2.95%, 07/15/2031	U.S.$	260	234,574
5.40%, 12/01/2035		315	316,079
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2031		9,361	8,948,638
5.25%, 02/15/2033		237	237,690
Land Securities Capital Markets PLC Series E 2.375%, 03/29/2027(a)	GBP	100	129,901

ABFunds.com	AB Global Bond Fund 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

National Health Investors, Inc. 5.35%, 02/01/2033	U.S.$	57	$56,528
Newmark Group, Inc. 7.50%, 01/12/2029		152	163,305
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		89	90,336
Prologis Euro Finance LLC 3.875%, 09/22/2037	EUR	238	279,756
Prologis International Funding II SA Series E 1.625%, 06/17/2032(a)		1,949	2,040,326
Public Storage Operating Co. 3.50%, 01/20/2034		575	673,258
Realty Income Corp. 3.375%, 06/20/2031		423	498,227
5.25%, 09/04/2041	GBP	115	139,850
Swire Properties MTN Financing Ltd. Series E 3.40%, 09/03/2029(a)	CNH	40,000	5,753,273
Trust Fibra Uno 4.87%, 01/15/2030(a)	U.S.$	5,466	5,363,622
6.39%, 01/15/2050(a)		205	189,369
Unibail-Rodamco-Westfield SE Series E 1.875%, 01/15/2031(a)	EUR	600	655,610
Vicinity Centres Trust Series E 1.125%, 11/07/2029(a)		181	197,031
WEA Finance LLC 3.50%, 06/15/2029(a)	U.S.$	299	288,607
Welltower OP LLC 2.75%, 01/15/2031		590	545,226
3.10%, 01/15/2030		634	605,377
Wharf REIC Finance BVI Ltd. Series E 2.875%, 05/07/2030(a)		260	241,746
WP Carey, Inc. 4.25%, 07/23/2032	EUR	171	207,858
4.65%, 07/15/2030	U.S.$	274	275,541

			39,900,774

			726,695,922

Industrial – 9.7%
Basic – 0.7%
Alpek SAB de CV 3.25%, 02/25/2031(a)		200	175,400
4.25%, 09/18/2029(a)		1,496	1,435,225

22 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Amcor Flexibles North America, Inc. 4.80%, 03/17/2028	U.S.$	137	$138,596
5.10%, 03/17/2030		137	140,193
Amcor UK Finance PLC 1.125%, 06/23/2027	EUR	103	118,015
Anglo American Capital PLC 2.625%, 09/10/2030(a)	U.S.$	320	293,816
2.875%, 03/17/2031(a)		316	290,004
4.125%, 03/15/2032(a)	EUR	150	182,362
5.75%, 04/05/2034(a)	U.S.$	200	210,283
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028		403	390,910
3.75%, 10/01/2030		208	198,361
Antofagasta PLC 6.25%, 05/02/2034(a)		460	493,929
BHP Billiton Finance USA Ltd. 5.00%, 02/15/2036		15	15,233
Celulosa Arauco y Constitucion SA 5.50%, 04/30/2049(a)		260	236,517
6.18%, 05/05/2032(a)		240	249,690
Dow Chemical Co. (The) 4.80%, 01/15/2031		57	56,775
5.55%, 11/30/2048		251	228,595
5.65%, 03/15/2036		57	57,251
6.90%, 05/15/2053		111	118,662
Freeport Indonesia PT 4.76%, 04/14/2027(a)		320	320,640
5.315%, 04/14/2032(a)		204	206,652
Freeport-McMoRan, Inc. 4.25%, 03/01/2030		420	415,652
5.45%, 03/15/2043		220	211,534
Fresnillo PLC 4.25%, 10/02/2050(a)		240	189,473
Glencore Capital Finance DAC Series E 3.75%, 02/04/2032(a)	EUR	16,025	19,011,183
4.15%, 04/29/2031(a)		260	315,659
Gold Fields Orogen Holdings BVI Ltd. 6.125%, 05/15/2029(a)	U.S.$	200	209,875
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		230	191,187
Inversiones CMPC SA 3.00%, 04/06/2031(a)		210	188,580
6.125%, 02/26/2034(a)		200	208,021
LG Chem Ltd. 2.375%, 07/07/2031(a)		310	272,753
Linde PLC 3.20%, 02/14/2031(a)	EUR	100	118,787

ABFunds.com	AB Global Bond Fund 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LYB International Finance III LLC 6.15%, 05/15/2035	U.S.$	12	$12,507
Ma’aden Sukuk Ltd. 5.50%, 02/13/2035(a)		262	274,837
MEGlobal BV 2.625%, 04/28/2028(a)		260	247,975
Nexa Resources SA 6.75%, 04/09/2034(a)		230	243,955
Nucor Corp. 3.95%, 05/01/2028		688	686,497
Orbia Advance Corp. SAB de CV 6.80%, 05/13/2030(a)		10,689	11,113,941
7.50%, 05/13/2035(a)		768	807,936
POSCO 5.75%, 01/17/2028(a)		200	206,214
Rio Tinto Finance USA PLC 4.875%, 03/14/2030		84	86,131
SKF AB 3.125%, 09/14/2028(a)	EUR	369	435,554
Smurfit Kappa Treasury ULC 1.50%, 09/15/2027(a)		165	189,999
Sociedad Quimica y Minera de Chile SA 5.50%, 09/10/2034(a)	U.S.$	550	556,600
6.50%, 11/07/2033(a)		250	269,870
Southern Copper Corp. 7.50%, 07/27/2035		200	236,666
Suzano Austria GmbH Series DM3N 3.125%, 01/15/2032		300	269,220
Vale Overseas Ltd. 6.125%, 06/12/2033		200	213,360

			42,741,075

Capital Goods – 0.5%
3M Co. 3.375%, 03/01/2029		244	238,326
Series E 1.75%, 05/15/2030	EUR	347	385,969
BAE Systems PLC 1.90%, 02/15/2031(a)	U.S.$	449	395,341
5.00%, 03/26/2027(a)		679	687,350
Boeing Co. (The) 3.25%, 02/01/2028		99	96,753
Bouygues SA 4.625%, 06/07/2032(a)	EUR	100	126,480
Carrier Global Corp. 4.125%, 05/29/2028		247	300,646

24 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Caterpillar Financial Services Corp. Series K 4.10%, 08/15/2028	U.S.$	57	$57,228
CNH Industrial Finance Europe SA Series E 1.75%, 03/25/2027(a)	EUR	100	116,069
CNH Industrial NV Series E 3.75%, 06/11/2031(a)		459	549,439
CRH SMW Finance DAC 5.125%, 01/09/2030	U.S.$	673	693,426
5.20%, 05/21/2029		666	687,509
Series E 4.00%, 07/11/2027(a)	EUR	190	228,843
4.00%, 07/11/2031(a)		100	122,483
4.25%, 07/11/2035(a)		100	122,672
Eaton Capital ULC 4.45%, 05/09/2030	U.S.$	393	397,556
GE Capital UK Funding Unlimited Co. Series E 5.875%, 01/18/2033	GBP	76	106,849
General Electric Co. Series E 4.125%, 09/19/2035(a)	EUR	365	450,530
Heraeus Finance GmbH 2.625%, 06/09/2027(a)		100	116,263
IDEX Corp. 3.00%, 05/01/2030	U.S.$	279	262,592
John Deere Capital Corp. Series E 3.45%, 07/16/2032(a)	EUR	197	235,345
John Deere Cash Management SARL Series E 2.20%, 04/02/2032(a)		100	111,281
John Deere Financial Ltd. 5.05%, 06/28/2029	AUD	12,710	8,593,463
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 0.375%, 09/15/2027	EUR	100	112,554
3.00%, 09/15/2028		502	593,615
L3Harris Technologies, Inc. 5.40%, 01/15/2027	U.S.$	453	460,412
Metso Oyj Series E 0.875%, 05/26/2028(a)	EUR	179	200,660
Northrop Grumman Corp. 4.90%, 06/01/2034	U.S.$	417	422,826
5.25%, 05/01/2050		123	118,386

ABFunds.com	AB Global Bond Fund 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Parker-Hannifin Corp. 2.90%, 03/01/2030	EUR	8,422	$9,860,650
3.25%, 03/01/2027	U.S.$	434	429,515
4.25%, 09/15/2027		591	593,911
RTX Corp. 2.15%, 05/18/2030	EUR	1,070	1,207,473
3.50%, 03/15/2027	U.S.$	548	543,691
6.40%, 03/15/2054		510	570,420
Smiths Group PLC Series E 2.00%, 02/23/2027(a)	EUR	203	236,097
UltraTech Cement Ltd. 2.80%, 02/16/2031(a)	U.S.$	210	191,113
Veralto Corp. 4.15%, 09/19/2031	EUR	521	635,992
Xylem, Inc./NY 1.95%, 01/30/2028	U.S.$	303	289,027

			31,548,755

Communications - Media – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.85%, 12/01/2035		4,852	4,899,541
Cox Communications, Inc. 5.45%, 09/01/2034(a)		654	651,198
5.70%, 06/15/2033(a)		63	64,334
5.95%, 09/01/2054(a)		136	126,146
Grupo Televisa SAB 4.625%, 01/30/2026		200	198,714
5.00%, 05/13/2045		270	188,831
6.625%, 01/15/2040		350	322,049
8.50%, 03/11/2032		19	20,568
Informa PLC Series E 3.375%, 06/09/2031(a)	EUR	124	145,808
ITV PLC Series E 4.25%, 06/19/2032(a)		100	119,268
Meta Platforms, Inc. 4.45%, 08/15/2052	U.S.$	61	52,337
5.40%, 08/15/2054		7	6,920
5.55%, 08/15/2064		648	643,223
Prosus NV 3.68%, 01/21/2030(a)		792	760,320
3.83%, 02/08/2051(a)		1,120	757,814
4.99%, 01/19/2052(a)		380	306,070
TDF Infrastructure SASU 5.625%, 07/21/2028(a)	EUR	400	496,815

26 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Tencent Holdings Ltd. 2.39%, 06/03/2030(a)	U.S.$	510	$474,563
2.88%, 04/22/2031(a)		200	187,873
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033		360	422,508
Time Warner Cable LLC 5.25%, 07/15/2042	GBP	100	112,746
5.75%, 06/02/2031		97	130,652
6.75%, 06/15/2039	U.S.$	355	370,265
7.30%, 07/01/2038		273	298,068

			11,756,631

Communications - Telecommunications – 0.5%
America Movil SAB de CV 6.125%, 11/15/2037		200	214,200
6.125%, 03/30/2040		300	321,459
AT&T, Inc. 2.30%, 06/01/2027		393	381,563
4.30%, 11/18/2034	EUR	182	224,630
4.55%, 11/01/2032	U.S.$	58	57,745
4.60%, 09/19/2028(a)	AUD	6,050	4,023,459
4.90%, 11/01/2035	U.S.$	58	57,548
5.55%, 11/01/2045		58	57,432
5.70%, 11/01/2054		58	57,333
Axiata SPV2 Bhd Series E 2.16%, 08/19/2030(a)		200	179,778
Bell Telephone Co. of Canada or Bell Canada 3.00%, 03/17/2031	CAD	714	496,581
5.85%, 11/10/2032		10,096	8,044,718
Global Switch Holdings Ltd. Series E 2.25%, 05/31/2027(a)	EUR	546	634,070
Ooredoo International Finance Ltd. 2.625%, 04/08/2031(a)	U.S.$	420	385,350
4.625%, 10/10/2034(a)		200	199,832
PLDT, Inc. 2.50%, 01/23/2031(a)		200	181,812
SingTel Group Treasury Pte. Ltd. Series E 2.375%, 08/28/2029(a)		290	272,179
TDC Net A/S Series E 5.06%, 05/31/2028(a)	EUR	299	366,042
5.62%, 02/06/2030(a)		237	296,877
Telefonica Emisiones SA 4.10%, 03/08/2027	U.S.$	398	397,275

ABFunds.com	AB Global Bond Fund 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

TELUS Corp. 7.00%, 10/15/2055	U.S.$	5,606	$5,909,426
Series CAG 5.25%, 11/15/2032	CAD	11,257	8,673,140
Verizon Communications, Inc. 0.375%, 03/22/2029	EUR	256	276,693
4.50%, 08/17/2027(a)	AUD	5,520	3,674,229
5.25%, 04/02/2035	U.S.$	51	51,839

			35,435,210

Consumer Cyclical - Automotive – 0.8%
American Honda Finance Corp. 3.50%, 06/27/2031	EUR	349	412,014
Aptiv Swiss Holdings Ltd. 4.25%, 06/11/2036		134	156,890
BMW US Capital LLC 4.15%, 08/11/2027(a)	U.S.$	56	56,091
4.85%, 08/13/2031(a)		8	8,143
Ford Credit Canada Co./Canada 6.38%, 11/10/2028	CAD	12,312	9,330,938
Ford Motor Co. 4.75%, 01/15/2043	U.S.$	170	135,549
Ford Motor Credit Co. LLC 3.375%, 11/13/2025		200	199,616
3.815%, 11/02/2027		676	659,541
4.87%, 08/03/2027	EUR	557	674,331
5.11%, 05/03/2029	U.S.$	1,311	1,301,801
6.50%, 02/07/2035		662	679,943
6.80%, 05/12/2028		200	207,669
7.35%, 11/04/2027		622	648,766
7.35%, 03/06/2030		5,079	5,435,672
Series E 4.45%, 09/16/2032	EUR	203	238,171
General Motors Co. 5.15%, 04/01/2038	U.S.$	716	685,546
6.60%, 04/01/2036		633	682,715
General Motors Financial Co., Inc. 2.35%, 02/26/2027		57	55,536
3.10%, 01/12/2032		18	16,212
5.35%, 01/07/2030		82	83,997
5.90%, 01/07/2035		135	139,183
6.15%, 07/15/2035		54	56,477
General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	2,944	2,207,068
Honda Motor Co., Ltd. 4.44%, 07/08/2028	U.S.$	56	56,348
Hyundai Capital America 2.375%, 10/15/2027(a)		300	288,653

28 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.25%, 09/18/2028(a)	U.S.$	58	$57,835
4.50%, 09/18/2030(a)		4,804	4,780,799
4.875%, 11/01/2027(a)		167	168,907
5.15%, 03/27/2030(a)		78	79,574
5.25%, 01/08/2027(a)		4,163	4,207,666
5.68%, 06/26/2028(a)		6,331	6,534,665
6.10%, 09/21/2028(a)		59	61,677
6.50%, 01/16/2029(a)		147	155,872
Hyundai Capital Services, Inc. 5.125%, 02/05/2029(a)		320	326,749
Hyundai Motor Manufacturing Indonesia PT Series E 1.75%, 05/06/2026(a)		250	245,940
Qnity Electronics, Inc. 5.75%, 08/15/2032(a)		4,473	4,511,851
Stellantis NV Series E 0.75%, 01/18/2029(a)	EUR	181	196,466
4.25%, 06/16/2031(a)		300	358,639
Toyota Finance Australia Ltd. 4.65%, 09/17/2029	AUD	12,010	8,015,981

			54,119,491

Consumer Cyclical - Entertainment – 0.0%
CPUK Finance Ltd. 5.94%, 08/28/2030(a)	GBP	100	138,586
Hasbro, Inc. 6.35%, 03/15/2040	U.S.$	275	287,147
Mattel, Inc. 3.75%, 04/01/2029(a)		673	651,033
Royal Caribbean Cruises Ltd. 5.375%, 01/15/2036		265	265,981
Universal Music Group NV Series E 4.00%, 06/13/2031(a)	EUR	530	645,399

			1,988,146

Consumer Cyclical - Other – 0.5%
Flutter Treasury DAC 4.00%, 06/04/2031(a)		5,772	6,786,343
6.125%, 06/04/2031(a)	GBP	2,982	4,037,603
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(a)	U.S.$	9,753	8,983,067
Gohl Capital Ltd. 4.25%, 01/24/2027(a)		290	288,731
JH North America Holdings, Inc. 5.875%, 01/31/2031(a)		4,050	4,116,556
6.125%, 07/31/2032(a)		411	421,128

ABFunds.com	AB Global Bond Fund 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Kingspan Securities Ireland DAC Series E 3.50%, 10/31/2031(a)	EUR	132	$154,794
Las Vegas Sands Corp. 3.90%, 08/08/2029	U.S.$	410	396,691
Marriott International, Inc./MD 5.10%, 04/15/2032		20	20,523
MDC Holdings, Inc. 6.00%, 01/15/2043		5,611	5,332,147
Owens Corning 5.50%, 06/15/2027		4	4,086
Sands China Ltd. 2.85%, 03/08/2029(d)		277	260,840
3.25%, 08/08/2031(d)		450	413,437
4.375%, 06/18/2030(d)		499	490,784

			31,706,730

Consumer Cyclical - Restaurants – 0.0%
Darden Restaurants, Inc. 3.85%, 05/01/2027		399	397,057

Consumer Cyclical - Retailers – 0.1%
Alimentation Couche-Tard, Inc. 4.01%, 02/12/2036(a)	EUR	357	422,616
4.15%, 09/29/2028(a)	U.S.$	57	57,003
CK Hutchison International 21 Ltd. 2.50%, 04/15/2031(a)		460	417,471
Dollarama, Inc. 5.53%, 09/26/2028	CAD	231	176,946
El Puerto de Liverpool SAB de CV 6.66%, 01/22/2037(a)	U.S.$	200	214,876
Genuine Parts Co. 4.95%, 08/15/2029		673	685,722
Home Depot, Inc. (The) 3.75%, 09/15/2028		57	56,784
3.95%, 09/15/2030		57	56,540
4.65%, 09/15/2035		57	56,465
Kering SA Series E 3.625%, 03/11/2036(a)	EUR	100	113,431
3.875%, 09/05/2035(a)		100	116,936
Lowe’s Cos., Inc. 1.70%, 10/15/2030	U.S.$	443	389,837
3.95%, 10/15/2027		373	372,668
4.00%, 10/15/2028		58	57,865
4.50%, 10/15/2032		58	57,514
4.85%, 10/15/2035		58	57,522
Ralph Lauren Corp. 5.00%, 06/15/2032		508	520,418

30 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Tapestry, Inc. 5.50%, 03/11/2035	U.S.$	675	$689,853

			4,520,467

Consumer Non-Cyclical – 1.9%
Altria Group, Inc. 2.45%, 02/04/2032		746	656,586
3.125%, 06/15/2031	EUR	13,543	15,723,991
3.70%, 02/04/2051	U.S.$	553	398,697
4.25%, 08/09/2042		802	674,137
5.625%, 02/06/2035		500	519,128
5.80%, 02/14/2039		578	599,228
6.875%, 11/01/2033		175	197,752
Anheuser-Busch InBev SA/NV Series E 1.65%, 03/28/2031(a)	EUR	398	435,252
3.95%, 03/22/2044(a)		360	409,104
Archer-Daniels-Midland Co. 3.25%, 03/27/2030	U.S.$	555	533,771
Asahi Group Holdings Ltd. 0.34%, 04/19/2027(a)	EUR	535	607,324
Barry Callebaut Services NV 4.00%, 06/14/2029(a)		400	478,139
BAT Capital Corp. 4.39%, 08/15/2037	U.S.$	315	288,513
4.54%, 08/15/2047		8	6,710
4.625%, 03/22/2033		114	112,814
5.28%, 04/02/2050		312	284,045
5.65%, 03/16/2052		418	399,718
7.08%, 08/02/2053		571	652,625
BAT International Finance PLC Series E 2.25%, 01/16/2030(a)	EUR	143	162,573
4.125%, 04/12/2032(a)		11,373	13,787,850
BAT Netherlands Finance BV Series E 5.375%, 02/16/2031(a)		300	386,213
Baxter International, Inc. 2.54%, 02/01/2032	U.S.$	287	251,660
Bayer US Finance LLC 6.375%, 11/21/2030(a)		267	285,558
6.50%, 11/21/2033(a)		559	602,642
Bayer US Finance II LLC 4.375%, 12/15/2028(a)		398	396,460
British American Tobacco PLC Series NC8 3.75%, 06/27/2029(a)(b)	EUR	477	555,461

ABFunds.com	AB Global Bond Fund 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Cardinal Health, Inc. 4.50%, 09/15/2030	U.S.$	56	$56,187
5.125%, 02/15/2029		661	679,682
5.15%, 09/15/2035		56	56,412
5.35%, 11/15/2034		136	139,783
Cargill, Inc. 3.875%, 04/24/2030(a)	EUR	5,792	7,053,791
Cencora, Inc. 3.45%, 12/15/2027	U.S.$	683	673,238
Cencosud SA 4.375%, 07/17/2027(a)		230	230,299
Cia Cervecerias Unidas SA 3.35%, 01/19/2032(a)		200	179,625
Coca-Cola Co. (The) 1.25%, 03/08/2031	EUR	170	183,174
CommonSpirit Health 3.82%, 10/01/2049	U.S.$	364	272,875
4.19%, 10/01/2049		401	317,778
5.32%, 12/01/2034		5,000	5,089,123
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 4.75%, 01/15/2029(a)		86	84,178
6.625%, 07/15/2030(a)		388	396,402
CVS Health Corp. 2.125%, 09/15/2031		456	395,277
Dentsply Sirona, Inc. 3.25%, 06/01/2030		711	653,849
Diageo Finance PLC 3.125%, 02/28/2031(a)	EUR	235	277,415
Electrolux AB Series E 4.50%, 09/29/2028(a)		389	473,063
Eli Lilly & Co. 4.00%, 10/15/2028	U.S.$	57	57,080
4.15%, 03/15/2059		79	63,676
4.55%, 10/15/2032		57	57,424
4.90%, 10/15/2035		57	57,749
4.95%, 02/27/2063		360	331,446
5.10%, 02/09/2064		130	122,774
5.20%, 08/14/2064		596	572,752
5.55%, 10/15/2055		57	58,674
5.60%, 02/12/2065		589	602,546
5.65%, 10/15/2065		57	58,890
General Mills, Inc. 3.60%, 04/17/2032	EUR	13,835	16,386,788
Haleon US Capital LLC 3.375%, 03/24/2027	U.S.$	694	687,103

32 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Imperial Brands Finance PLC 4.50%, 06/30/2028(a)	U.S.$	4,522	$4,554,856
5.625%, 07/01/2035(a)		513	524,199
5.875%, 07/01/2034(a)		385	402,239
Series E 3.875%, 02/12/2034(a)	EUR	191	222,299
Indofood CBP Sukses Makmur Tbk PT 3.40%, 06/09/2031(a)	U.S.$	490	456,313
JT International Financial Services BV Series E 2.75%, 09/28/2033(a)	GBP	100	111,949
4.125%, 06/17/2035(a)	EUR	152	181,298
Kenvue, Inc. 4.90%, 03/22/2033	U.S.$	130	132,171
5.05%, 03/22/2053		714	663,782
5.20%, 03/22/2063		727	673,558
Keurig Dr. Pepper, Inc. 3.20%, 05/01/2030		148	139,602
3.95%, 04/15/2029		137	134,766
4.50%, 04/15/2052		842	679,261
4.60%, 05/15/2030		129	129,103
5.05%, 03/15/2029		551	560,850
Series 31* 2.25%, 03/15/2031		88	77,606
Kraft Heinz Foods Co. Series E 3.50%, 03/15/2029	EUR	188	224,489
Loblaw Cos. Ltd. 6.54%, 02/17/2033(a)	CAD	3,182	2,635,770
Louis Dreyfus Co. Finance BV 3.50%, 10/22/2031(a)	EUR	259	305,621
Mars, Inc. 3.20%, 04/01/2030(a)	U.S.$	25	24,048
3.60%, 04/01/2034(a)		27	24,726
4.80%, 03/01/2030(a)		138	140,613
5.00%, 03/01/2032(a)		138	141,149
5.20%, 03/01/2035(a)		108	110,359
5.65%, 05/01/2045(a)		242	245,634
5.70%, 05/01/2055(a)		688	697,447
Merck & Co., Inc. 1.375%, 11/02/2036	EUR	280	264,361
5.15%, 05/17/2063	U.S.$	429	403,407
5.70%, 09/15/2055		57	58,844
Molson Coors Beverage Co. 3.80%, 06/15/2032	EUR	224	268,412
MSD Netherlands Capital BV 3.75%, 05/30/2054		149	159,198

ABFunds.com	AB Global Bond Fund 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mylan, Inc. 5.40%, 11/29/2043	U.S.$	287	$248,717
Nestle Finance International Ltd. Series E 2.80%, 05/29/2035(a)	CNH	34,880	4,963,957
Pfizer Netherlands International Finance BV 2.875%, 05/19/2029	EUR	3,445	4,067,597
Pfizer, Inc. 7.20%, 03/15/2039	U.S.$	95	114,085
Philip Morris International, Inc. 1.75%, 11/01/2030		734	649,323
4.125%, 04/28/2028		129	129,238
4.375%, 11/01/2027		136	136,967
4.375%, 04/30/2030		433	435,057
4.75%, 02/12/2027		37	37,355
4.875%, 04/30/2035		129	129,045
4.875%, 11/15/2043		392	365,150
5.125%, 11/17/2027		378	386,153
5.25%, 02/13/2034		81	83,618
5.625%, 11/17/2029		32	33,693
5.625%, 09/07/2033		802	849,270
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		4	4,414
REWE International Finance BV 4.875%, 09/13/2030(a)	EUR	300	378,169
Royalty Pharma PLC 5.20%, 09/25/2035	U.S.$	57	57,039
Saputo, Inc. 5.25%, 11/29/2029	CAD	13,719	10,560,876
5.49%, 11/20/2030		6,874	5,372,201
Sartorius Finance BV 4.375%, 09/14/2029(a)	EUR	100	122,753
Sudzucker International Finance BV 5.125%, 10/31/2027(a)		200	243,511
Sysco Corp. 5.10%, 09/23/2030	U.S.$	299	308,306
Takeda Pharmaceutical Co., Ltd. 1.375%, 07/09/2032	EUR	201	208,591
Takeda US Financing, Inc. 5.20%, 07/07/2035	U.S.$	514	522,346
Tesco Corporate Treasury Services PLC Series E 4.25%, 02/27/2031(a)	EUR	177	218,372
Thermo Fisher Scientific, Inc. 4.20%, 03/01/2031	U.S.$	58	57,922
Upjohn Finance BV 1.36%, 06/23/2027(a)	EUR	372	426,643

34 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Viatris, Inc. 2.70%, 06/22/2030	U.S.$	141	$126,942
3.85%, 06/22/2040		331	252,257
4.00%, 06/22/2050		902	615,305

			123,127,806

Energy – 2.0%
Adnoc Murban Rsc Ltd. 5.125%, 09/11/2054(a)		200	189,500
APA Infrastructure Ltd. Series E 0.75%, 03/15/2029(a)	EUR	100	109,179
2.00%, 07/15/2030(a)		560	623,923
BG Energy Capital PLC 5.125%, 10/15/2041(a)	U.S.$	708	683,271
Series E 5.00%, 11/04/2036(a)	GBP	100	129,363
BP Capital Markets PLC 3.25%, 03/22/2026(a)(b)	EUR	3,699	4,347,875
3.625%, 03/22/2029(a)(b)		8,895	10,433,881
4.25%, 03/22/2027(a)(b)	GBP	328	434,335
4.75%, 08/28/2029(a)	AUD	9,360	6,260,119
Canadian Natural Resources Ltd. 3.85%, 06/01/2027	U.S.$	140	139,159
Colonial Enterprises, Inc. 5.63%, 11/15/2035(a)		208	209,761
ConocoPhillips Co. 4.025%, 03/15/2062		210	156,918
5.55%, 03/15/2054		205	202,146
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		2,050	1,784,829
4.375%, 01/15/2028		204	202,772
DCC Group Finance Ireland DAC Series E 4.375%, 06/27/2031(a)	EUR	531	646,465
Enbridge, Inc. 6.10%, 11/09/2032	CAD	16,978	13,717,959
Energy Transfer LP 5.55%, 05/15/2034	U.S.$	94	96,485
5.60%, 09/01/2034		192	197,118
6.20%, 04/01/2055		137	137,817
Eni SpA 5.75%, 05/19/2035(a)		3,117	3,252,577
5.95%, 05/15/2054(a)		405	407,152
Series X-R 4.75%, 09/12/2028(a)		680	687,356
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077		96	95,838

ABFunds.com	AB Global Bond Fund 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EOG Resources, Inc. 5.65%, 12/01/2054	U.S.$	199	$199,400
EQT Corp. 4.50%, 01/15/2029		5,952	5,949,838
Greensaif Pipelines Bidco SARL 5.85%, 02/23/2036(a)		200	209,973
Hanwha Energy USA Holdings Corp. 4.375%, 07/02/2028(a)		250	251,629
Harbour Energy PLC 6.33%, 04/01/2035(a)		149	153,215
KazMunayGas National Co. JSC 5.75%, 04/19/2047(a)		260	242,273
Kinder Morgan, Inc. 2.25%, 03/16/2027	EUR	333	388,634
MPLX LP 4.95%, 03/14/2052	U.S.$	516	440,525
5.40%, 09/15/2035		365	365,898
5.65%, 03/01/2053		676	637,319
ONEOK Partners LP 6.65%, 10/01/2036		5,550	6,068,780
ONEOK, Inc. 5.05%, 11/01/2034		317	312,762
5.40%, 10/15/2035		9,434	9,476,181
5.65%, 09/01/2034		106	108,937
5.70%, 11/01/2054		456	430,992
ORLEN SA 6.00%, 01/30/2035(a)		380	396,699
Ovintiv, Inc. 7.375%, 11/01/2031		461	513,617
Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036		422	427,070
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 07/03/2036(a)		230	245,502
Qatarenergy LNG S3 5.84%, 09/30/2027(a)		185	187,615
Raizen Fuels Finance SA 5.70%, 01/17/2035(a)		220	201,029
6.25%, 07/08/2032(a)		260	254,437
6.45%, 03/05/2034(a)		5,285	5,126,183
6.70%, 02/25/2037(a)		3,880	3,751,250
Reliance Industries Ltd. 3.625%, 01/12/2052(a)		300	222,132
Repsol Europe Finance SARL Series E 0.375%, 07/06/2029(a)	EUR	200	214,257
SA Global Sukuk Ltd. 1.60%, 06/17/2026(a)	U.S.$	350	342,783

36 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)	U.S.$	1,100	$994,818
3.25%, 11/24/2050(a)		410	280,219
5.75%, 07/17/2054(a)		242	240,461
5.875%, 07/17/2064(a)		280	275,170
Suncor Energy, Inc. 4.34%, 09/13/2046	CAD	474	306,914
6.85%, 06/01/2039	U.S.$	618	687,012
Sweihan PV Power Co. PJSC 3.625%, 01/31/2049(a)		449	379,437
Targa Resources Corp. 4.90%, 09/15/2030		95	96,503
5.55%, 08/15/2035		302	308,067
5.65%, 02/15/2036		104	106,466
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)		250	234,149
Terega SASU 0.625%, 02/27/2028(a)	EUR	100	111,482
Thaioil Treasury Center Co., Ltd. 2.50%, 06/18/2030(a)	U.S.$	330	297,853
TotalEnergies Capital International SA Series E 1.66%, 07/22/2026(a)	GBP	300	395,160
3.85%, 03/03/2045(a)	EUR	200	220,742
TotalEnergies SE 2.00%, 01/17/2027(a)(b)		11,880	13,741,113
4.12%, 11/19/2029(a)(b)		548	655,054
Series NC7 1.625%, 10/25/2027(a)(b)		1,650	1,869,440
TransCanada PipeLines Ltd. 5.33%, 05/12/2032	CAD	227	176,144
Transportadora de Gas del Peru SA 4.25%, 04/30/2028(a)	U.S.$	120	119,865
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(a)		200	203,650
Var Energi ASA 6.50%, 05/22/2035(a)		3,927	4,180,400
7.50%, 01/15/2028(a)		6,774	7,186,612
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		274	262,493
Wintershall Dea Finance BV 1.82%, 09/25/2031(a)	EUR	8,500	8,874,568
4.36%, 10/03/2032(a)		2,549	3,038,030
Woodside Finance Ltd. 5.40%, 05/19/2030	U.S.$	75	77,092
6.00%, 05/19/2035		194	202,799

			127,786,441

ABFunds.com	AB Global Bond Fund 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other Industrial – 0.0%
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)	U.S.$	305	$243,580
CITIC Ltd. Series E 2.85%, 02/25/2030(a)		250	236,252
Ferguson Finance PLC 4.50%, 10/24/2028(a)		657	660,251
4.65%, 04/20/2032(a)		624	619,870
LKQ Dutch Bond BV 4.125%, 03/13/2031	EUR	188	225,704
Mitsui & Co., Ltd. 2.19%, 01/19/2027(a)	U.S.$	677	659,831
Washington University (The) Series 2022 3.52%, 04/15/2054		932	683,464

			3,328,952

Services – 0.7%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		430	387,151
2.80%, 11/28/2029(a)	CNH	97,910	14,089,421
5.25%, 05/26/2035(a)	U.S.$	200	209,374
Booking Holdings, Inc. 3.625%, 03/01/2032	EUR	105	126,086
3.75%, 03/01/2036		269	317,191
4.00%, 03/01/2044		100	112,026
4.50%, 11/15/2031		3,282	4,134,897
4.75%, 11/15/2034		133	170,502
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	424	611,580
Fiserv Funding ULC 3.50%, 06/15/2032	EUR	10,822	12,671,754
Global Payments, Inc. 4.875%, 03/17/2031		8,702	10,730,870
Mastercard, Inc. 3.80%, 11/21/2046	U.S.$	154	124,764
3.85%, 03/26/2050		85	68,116
3.95%, 02/26/2048		830	683,745
4.55%, 01/15/2035		355	354,172
S&P Global, Inc. 1.25%, 08/15/2030		93	81,031
2.45%, 03/01/2027		389	381,062
Securitas Treasury Ireland DAC Series E 4.375%, 03/06/2029(a)	EUR	100	122,641

			45,376,383

38 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Technology – 1.3%
AAC Technologies Holdings, Inc. 3.75%, 06/02/2031(a)	U.S.$	290	$273,426
Accenture Capital, Inc. 4.50%, 10/04/2034		407	401,762
Alphabet, Inc. 2.50%, 05/06/2029	EUR	5,446	6,379,216
5.30%, 05/15/2065	U.S.$	670	665,850
Amdocs Ltd. 2.54%, 06/15/2030		295	270,447
Amphenol Corp. 2.20%, 09/15/2031		757	671,602
4.375%, 06/12/2028		55	55,497
5.00%, 01/15/2035		667	680,475
Analog Devices, Inc. 1.70%, 10/01/2028		383	358,597
2.10%, 10/01/2031		320	282,983
Apple, Inc. 2.85%, 08/05/2061		1,133	689,228
Applied Materials, Inc. 4.00%, 01/15/2031		852	843,687
4.60%, 01/15/2036		58	57,430
5.85%, 06/15/2041		382	408,409
Baidu, Inc. 2.375%, 08/23/2031		320	289,571
2.70%, 03/12/2030(a)	CNH	47,140	6,756,892
3.00%, 03/12/2035(a)		46,220	6,700,320
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028	U.S.$	411	406,185
Broadcom, Inc. 4.15%, 04/15/2032(a)		377	369,727
4.20%, 10/15/2030		320	319,413
5.05%, 07/12/2027		200	203,459
Broadridge Financial Solutions, Inc. 2.90%, 12/01/2029		423	399,457
CDW LLC/CDW Finance Corp. 3.25%, 02/15/2029		436	417,602
Cisco Systems, Inc. 4.75%, 02/24/2030		82	84,150
4.85%, 02/26/2029		147	150,857
5.05%, 02/26/2034		591	611,148
5.35%, 02/26/2064		699	686,821
Dell International LLC/EMC Corp. 4.15%, 02/15/2029		375	374,184
4.50%, 02/15/2031		57	56,884
4.75%, 04/01/2028		78	79,120
4.75%, 10/06/2032		57	56,758

ABFunds.com	AB Global Bond Fund 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.10%, 02/15/2036	U.S.$	49	$48,717
Fiserv, Inc. 4.50%, 05/24/2031	EUR	4,509	5,582,244
Foundry JV Holdco LLC 5.90%, 01/25/2033(a)	U.S.$	6,027	6,355,406
6.10%, 01/25/2036(a)		300	318,982
6.15%, 01/25/2032(a)		1,156	1,235,012
6.25%, 01/25/2035(a)		3,565	3,817,959
Foxconn Far East Ltd. Series E 2.50%, 10/28/2030(a)		200	182,904
Gartner, Inc. 3.625%, 06/15/2029(a)		714	683,826
4.50%, 07/01/2028(a)		693	687,210
Hewlett Packard Enterprise Co. 4.05%, 09/15/2027		57	56,912
4.15%, 09/15/2028		57	56,930
4.40%, 09/25/2027		211	211,891
4.40%, 10/15/2030		57	56,638
5.60%, 10/15/2054		701	670,647
Honeywell International, Inc. 1.10%, 03/01/2027		682	655,133
1.75%, 09/01/2031		763	660,826
3.375%, 03/01/2030	EUR	100	119,391
3.75%, 05/17/2032		542	651,501
5.25%, 03/01/2054	U.S.$	433	416,541
HP, Inc. 3.00%, 06/17/2027		405	397,371
Intel Corp. 3.75%, 03/25/2027		407	404,697
International Business Machines Corp. 3.625%, 02/06/2031	EUR	140	169,053
4.00%, 06/20/2042	U.S.$	17	14,441
5.20%, 02/10/2035		136	139,654
Intuit, Inc. 1.65%, 07/15/2030		408	364,307
Juniper Networks, Inc. 3.75%, 08/15/2029		691	674,756
Kyndryl Holdings, Inc. 4.10%, 10/15/2041		853	689,695
6.35%, 02/20/2034		576	615,726
Lenovo Group Ltd. 3.42%, 11/02/2030(a)		448	423,821
Open Text Corp. 6.90%, 12/01/2027(a)		610	634,831
Oracle Corp. 2.30%, 03/25/2028		257	245,692
2.80%, 04/01/2027		681	667,971

40 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.10%, 03/25/2061	U.S.$	362	$260,149
4.80%, 08/03/2028		644	654,892
4.80%, 09/26/2032		833	834,231
5.20%, 09/26/2035		18,114	18,206,853
5.25%, 02/03/2032		34	35,042
5.55%, 02/06/2053		35	33,033
5.875%, 09/26/2045		57	57,197
5.95%, 09/26/2055		57	56,826
6.00%, 08/03/2055		392	393,576
6.10%, 09/26/2065		322	321,777
6.125%, 08/03/2065		136	136,592
6.50%, 04/15/2038		382	418,479
6.90%, 11/09/2052		539	600,266
QUALCOMM, Inc. 6.00%, 05/20/2053		14	15,050
Renesas Electronics Corp. 2.17%, 11/25/2026(a)		677	659,858
ServiceNow, Inc. 1.40%, 09/01/2030		779	682,101
SK Hynix, Inc. 6.50%, 01/17/2033(a)		210	231,315
Texas Instruments, Inc. 3.875%, 03/15/2039		599	535,066
5.05%, 05/18/2063		732	679,290
TSMC Global Ltd. 1.375%, 09/28/2030(a)		540	472,889
2.25%, 04/23/2031(a)		790	713,524
VMware LLC 1.80%, 08/15/2028		31	29,068
3.90%, 08/21/2027		642	639,681

			84,578,597

Transportation - Airlines – 0.1%
Alaska Airlines 2020-1 Class A Pass Through Trust 4.80%, 08/15/2027(a)		466	467,322
AS Mileage Plan IP Ltd. 5.02%, 10/20/2029(a)		145	144,981
5.31%, 10/20/2031(a)		173	172,414
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		24	23,606
4.75%, 10/20/2028(a)		669	672,770
United Airlines 2020-1 Class A Pass Through Trust Series 20-1 5.875%, 10/15/2027		578	591,285
United Airlines, Inc. 4.375%, 04/15/2026(a)		2,341	2,336,930

			4,409,308

ABFunds.com	AB Global Bond Fund 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Railroads – 0.1%
Canadian National Railway Co. 3.60%, 08/01/2047	CAD	355	$214,781
East Japan Railway Co. Series E 3.245%, 09/08/2030(a)	EUR	348	417,086
3.98%, 09/05/2032(a)		100	123,414
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)	U.S.$	374	360,435
5.875%, 07/05/2034(a)		222	229,503
MTR Corp., Ltd. Series E 3.05%, 09/20/2054(a)	CNH	40,000	5,890,168

			7,235,387

Transportation - Services – 0.3%
Abertis France SAS Series E 1.475%, 01/18/2031(a)	EUR	200	213,676
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(a)	U.S.$	520	463,060
3.83%, 02/02/2032(a)		290	263,117
Aeroporti di Roma SpA Series E 4.875%, 07/10/2033(a)	EUR	199	251,904
ENA Master Trust 4.00%, 05/19/2048(a)	U.S.$	1,716	1,299,579
FedEx Corp. 3.50%, 07/30/2032	EUR	188	220,124
Heathrow Funding Ltd. 6.45%, 12/10/2031(a)	GBP	10,310	14,757,408
Series E 3.875%, 01/16/2036(a)	EUR	373	434,214
HPHT Finance 21 Ltd. 2.00%, 03/19/2026(a)	U.S.$	250	247,246
International Distribution Services PLC 1.25%, 10/08/2026(a)	EUR	146	169,103
Motability Operations Group PLC Series E 2.375%, 03/14/2032(a)	GBP	100	113,963
3.875%, 01/24/2034(a)	EUR	244	289,497
4.25%, 06/17/2035(a)		361	438,084
4.875%, 01/17/2043(a)	GBP	100	114,195
5.75%, 06/17/2051(a)		100	121,638
Sats Treasury Pte. Ltd. Series G 4.83%, 01/23/2029(a)	U.S.$	200	203,802

42 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sixt SE Series E 5.125%, 10/09/2027(a)	EUR	176	$215,808
Varanasi Aurangabad Nh-2 Tollway Pvt. Ltd. 5.90%, 02/28/2034(a)	U.S.$	289	301,054

			20,117,472

			630,173,908

Utility – 2.8%
Electric – 1.7%
Abu Dhabi National Energy Co. PJSC 4.75%, 03/09/2037(a)		200	197,450
4.875%, 04/23/2030(a)		420	432,802
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)		8,086	8,005,140
AEP Texas, Inc. 5.70%, 05/15/2034		508	528,721
AES Andes SA 6.25%, 03/14/2032(a)		200	209,542
6.30%, 03/15/2029(a)		200	207,800
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		612	577,910
Alabama Power Co. Series C 4.30%, 03/15/2031		522	521,689
Alexander Funding Trust II 7.47%, 07/31/2028(a)		2,863	3,061,197
American Electric Power Co., Inc. 6.95%, 12/15/2054		148	160,388
Series D 6.05%, 03/15/2056		423	423,860
Black Hills Corp. 5.95%, 03/15/2028		2	2,077
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		29	29,507
5.05%, 03/01/2035		319	322,561
Series AQ 4.95%, 08/15/2035		251	250,168
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(a)		186	167,400
Commonwealth Edison Co. Series 132 3.15%, 03/15/2032		340	314,117
Consorcio Transmantaro SA 5.20%, 04/11/2038(a)		460	451,950
DTE Energy Co. 4.875%, 06/01/2028		246	250,270

ABFunds.com	AB Global Bond Fund 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Duke Energy Carolinas LLC 5.25%, 03/15/2035	U.S.$	397	$410,789
Duke Energy Corp. 3.10%, 06/15/2028	EUR	241	285,443
3.75%, 04/01/2031		9,965	11,921,755
4.95%, 09/15/2035	U.S.$	57	56,623
Duke Energy Ohio, Inc. 4.30%, 02/01/2049		130	108,673
5.30%, 06/15/2035		305	314,505
E.ON SE Series E 0.75%, 02/20/2028(a)	EUR	390	439,692
Edison International 5.75%, 06/15/2027	U.S.$	218	220,587
EDP Servicios Financieros Espana SA Series E 3.50%, 07/16/2030(a)	EUR	2,567	3,072,208
3.50%, 07/21/2031(a)		11,600	13,838,234
Electricite de France SA Series E 6.00%, 01/29/2026(a)(b)	GBP	500	675,478
Series MPLE 5.99%, 05/23/2030(a)	CAD	4,109	3,215,125
Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(a)	U.S.$	220	210,683
Enel Finance International NV 2.125%, 07/12/2028(a)(d)		502	473,981
3.625%, 05/25/2027(a)		812	805,229
4.625%, 06/15/2027(a)		287	289,050
5.75%, 09/30/2055(a)		370	364,115
6.00%, 10/07/2039(a)		303	317,012
7.75%, 10/14/2052(a)		200	247,013
Series E 0.875%, 01/17/2031(a)	EUR	8,955	9,388,364
3.00%, 02/24/2031(a)		1,884	2,204,235
5.75%, 09/14/2040(a)	GBP	95	122,014
Enel SpA Series E 5.75%, 06/22/2037(a)		93	122,674
Engie Energia Chile SA 6.375%, 04/17/2034(a)	U.S.$	285	303,357
Engie SA 1.50%, 05/30/2028(a)(b)	EUR	100	112,064
5.125%, 03/14/2033(a)(b)		200	247,553
Series E 4.25%, 09/06/2034(a)		500	611,532
Entergy Louisiana LLC 5.80%, 03/15/2055	U.S.$	298	305,678

44 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Entergy Mississippi LLC 5.80%, 04/15/2055	U.S.$	312	$319,639
Eurogrid GmbH Series E 3.28%, 09/05/2031(a)	EUR	100	118,038
3.73%, 10/18/2035(a)		700	818,051
Eversource Energy 3.375%, 03/01/2032	U.S.$	661	611,581
4.60%, 07/01/2027		571	574,502
5.95%, 07/15/2034		444	471,283
Florida Power & Light Co. 4.125%, 06/01/2048		125	103,604
5.30%, 06/15/2034		138	144,051
5.30%, 04/01/2053		130	127,488
Georgia Power Co. 4.00%, 10/01/2028		371	370,989
Iberdrola Finanzas SA 5.38%, 11/28/2030(a)	AUD	1,700	1,154,114
Series E 4.25%, 05/28/2030(a)(b)	EUR	500	599,210
Iberdrola International BV Series NC8 2.25%, 01/28/2029(a)(b)		500	560,746
Israel Electric Corp., Ltd. Series G 3.75%, 02/22/2032(a)	U.S.$	290	268,902
4.25%, 08/14/2028(a)		3,001	2,951,543
Kallpa Generacion SA 5.875%, 01/30/2032(a)		330	344,956
LG Energy Solution Ltd. 5.375%, 04/02/2030(a)		490	502,020
LLPL Capital Pte. Ltd. 6.875%, 02/04/2039(a)		555	576,524
Minejesa Capital BV 4.625%, 08/10/2030(a)		928	923,129
National Grid PLC Series E 0.55%, 09/18/2029(a)	EUR	3,731	3,990,040
National Rural Utilities Cooperative Finance Corp. Series D 4.15%, 08/25/2028	U.S.$	260	260,682
Nevada Power Co. Series GG 5.90%, 05/01/2053		385	392,717
NextEra Energy Capital Holdings, Inc. 4.80%, 12/01/2077		685	665,716
Niagara Energy SAC 5.75%, 10/03/2034(a)		390	399,703

ABFunds.com	AB Global Bond Fund 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Niagara Mohawk Power Corp. 4.65%, 10/03/2030(a)	U.S.$	212	$213,102
5.29%, 01/17/2034(a)		7,216	7,354,008
NRG Energy, Inc. 4.73%, 10/15/2030(a)		2,753	2,752,773
5.41%, 10/15/2035(a)		57	57,187
Ohio Edison Co. 4.95%, 12/15/2029(a)		98	100,184
Oncor Electric Delivery Co. LLC 3.625%, 06/15/2034(a)	EUR	589	695,313
Pacific Gas & Electric Co. 5.05%, 10/15/2032	U.S.$	58	57,890
PacifiCorp 3.30%, 03/15/2051		1,036	685,094
4.125%, 01/15/2049		395	308,078
4.15%, 02/15/2050		406	316,420
5.10%, 02/15/2029		23	23,583
5.35%, 12/01/2053		307	283,448
5.50%, 05/15/2054		568	536,240
5.80%, 01/15/2055		410	402,086
6.35%, 07/15/2038		110	118,185
PECO Energy Co. 4.875%, 09/15/2035		417	419,079
PPL Electric Utilities Corp. 5.55%, 08/15/2055		209	210,770
Public Service Co. of Colorado 5.15%, 09/15/2035		417	422,572
5.35%, 05/15/2034		841	868,602
5.75%, 05/15/2054		102	103,827
Public Service Co. of Oklahoma 5.20%, 01/15/2035		353	357,468
Ren Finance BV Series E 1.75%, 01/18/2028(a)	EUR	363	417,711
RH International Singapore Corp. Pte. Ltd. Series E 4.50%, 03/27/2028(a)	U.S.$	200	198,396
RWE Finance US LLC 5.125%, 09/18/2035(a)		679	670,048
5.875%, 09/18/2055(a)		318	314,375
San Diego Gas & Electric Co. 5.40%, 04/15/2035		404	417,781
Sierra Pacific Power Co. 5.90%, 03/15/2054		178	181,373
Southern California Edison Co. 4.875%, 02/01/2027		636	639,675
Southwestern Public Service Co. 6.00%, 06/01/2054		59	61,368

46 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SSE PLC Series E 8.375%, 11/20/2028(a)	GBP	3,585	$5,335,620
TNB Global Ventures Capital Bhd 4.85%, 11/01/2028(a)	U.S.$	430	437,409
Virginia Electric & Power Co. Series C 4.90%, 09/15/2035		448	445,645
Vistra Operations Co. LLC 5.05%, 12/30/2026(a)		71	71,504
6.95%, 10/15/2033(a)		693	772,470
Wisconsin Electric Power Co. 4.15%, 10/15/2030		58	57,804
Xcel Energy, Inc. 4.75%, 03/21/2028		138	139,704

			110,494,235

Natural Gas – 0.4%
Cadent Finance PLC Series E 0.625%, 03/19/2030(a)	EUR	13,044	13,787,634
3.75%, 04/16/2033(a)		266	314,556
Centrica PLC Series E 4.375%, 03/13/2029(a)	GBP	120	160,049
Grupo Energia Bogota SA ESP 7.85%, 11/09/2033(a)	U.S.$	200	231,932
Italgas SpA Series E 1.625%, 01/18/2029(a)	EUR	166	187,800
National Grid North America, Inc. Series E 1.05%, 01/20/2031(a)		982	1,032,870
3.25%, 11/25/2029(a)		1,664	1,975,344
3.63%, 09/03/2031(a)		2,987	3,582,898
Naturgy Finance Iberia SA Series E 3.25%, 10/02/2030(a)		300	353,831
NorteGas Energia Distribucion SA Series E 2.065%, 09/28/2027(a)		269	310,127
Southern California Gas Co. 6.00%, 06/15/2055	U.S.$	353	369,700

			22,306,741

Other Utility – 0.7%
Anglian Water Services Financing PLC Series A5 6.29%, 07/30/2030(a)	GBP	1,990	2,789,209

ABFunds.com	AB Global Bond Fund 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series E 2.75%, 10/26/2029(a)	GBP	100	$123,315
4.50%, 10/05/2027(a)		100	133,292
Series G 5.875%, 06/20/2031(a)		4,002	5,522,051
Boston Gas Co. 3.15%, 08/01/2027(a)	U.S.$	389	382,019
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		433	466,435
Suez SACA Series E 4.50%, 11/13/2033(a)	EUR	14,000	17,339,053
5.00%, 11/03/2032(a)		200	255,240
United Utilities Water Finance PLC Series E 3.50%, 02/27/2033(a)		8,880	10,357,115
Veolia Environnement SA 5.99%, 11/22/2028(a)(b)		200	251,247
Series E 1.625%, 09/17/2030(a)		1,200	1,318,305
1.625%, 09/21/2032(a)		3,400	3,564,867
2.97%, 01/10/2031(a)		1,800	2,100,027
Yorkshire Water Finance PLC 1.75%, 11/26/2026(a)	GBP	100	129,471

			44,731,646

			177,532,622

Total Corporates - Investment Grade (cost $1,480,995,485)			1,534,402,452

MORTGAGE PASS-THROUGHS – 13.9%
Agency Fixed Rate 30-Year – 13.9%
Federal National Mortgage Association Series 2005 5.50%, 02/01/2035	U.S.$	4	4,428
Series 2007 5.50%, 09/01/2036		3	2,800
5.50%, 08/01/2037		3	3,145
Series 2008 5.50%, 03/01/2037		1	1,373
Series 2017 3.50%, 06/01/2047		10	8,871
3.50%, 08/01/2047		16	14,620
3.50%, 10/01/2047		118	110,232
3.50%, 01/01/2048		6	5,570
Series 2018 3.50%, 01/01/2048		4	3,725

48 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.50%, 02/01/2048	U.S.$	127	$117,803
3.50%, 03/01/2048		3,129	2,917,976
3.50%, 05/01/2048		11	10,400
Government National Mortgage Association Series 2022 5.00%, 11/20/2052		31,721	31,776,676
Series 2025 2.50%, 10/01/2055, TBA		77,474	66,689,418
3.00%, 10/01/2055, TBA		86,646	77,390,364
4.00%, 10/01/2055, TBA		17,468	16,425,636
4.50%, 10/01/2055, TBA		59,703	57,895,035
5.00%, 10/01/2055, TBA		207,602	206,499,786
5.50%, 10/01/2055, TBA		251,966	253,835,988
6.00%, 10/01/2055, TBA		33,278	33,848,288
Uniform Mortgage-Backed Security Series 2025 2.00%, 10/01/2055, TBA		40,772	32,859,905
2.50%, 10/01/2055, TBA		64,938	54,705,193
5.50%, 10/01/2055, TBA		26,750	26,972,568
6.00%, 10/01/2055, TBA		24,605	25,133,411
6.50%, 10/01/2055, TBA		9,793	10,119,718

Total Mortgage Pass-Throughs (cost $903,212,041)			897,352,929

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.9%
Risk Share Floating Rate – 2.4%
Connecticut Avenue Securities Series 2025-R01, Class 1M1 5.46% (CME Term SOFR + 1.10%), 01/25/2045(a)(c)		3,893	3,897,005
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 5.91% (CME Term SOFR + 1.55%), 10/25/2041(a)(c)		501	503,217
Series 2021-R02, Class 2M2 6.36% (CME Term SOFR + 2.00%), 11/25/2041(a)(c)		6,865	6,947,293
Series 2022-R06, Class 1M1 7.11% (CME Term SOFR + 2.75%), 05/25/2042(a)(c)		3,518	3,600,524
Series 2022-R08, Class 1M1 6.91% (CME Term SOFR + 2.55%), 07/25/2042(a)(c)		7,722	7,918,956
Series 2023-R03, Class 2M2 8.26% (CME Term SOFR + 3.90%), 04/25/2043(a)(c)		1,202	1,271,086

ABFunds.com	AB Global Bond Fund 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2023-R04, Class 1M1 6.66% (CME Term SOFR + 2.30%), 05/25/2043(a)(c)	U.S.$	4,249	$4,336,750
Series 2023-R05, Class 1M1 6.26% (CME Term SOFR + 1.90%), 06/25/2043(a)(c)		3,309	3,331,822
Series 2024-R04, Class 1M1 5.46% (CME Term SOFR + 1.10%), 05/25/2044(a)(c)		3,412	3,414,041
Series 2024-R06, Class 1M1 5.41% (CME Term SOFR + 1.05%), 09/25/2044(a)(c)		1,188	1,186,937
Series 2025-R02, Class 1A1 5.36% (CME Term SOFR + 1.00%), 02/25/2045(a)(c)		2,706	2,708,894
Series 2025-R03, Class 2A1 5.81% (CME Term SOFR + 1.45%), 03/25/2045(a)(c)		2,062	2,076,326
Series 2025-R05, Class 2A1 5.36% (CME Term SOFR + 1.00%), 07/25/2045(a)(c)		8,039	8,045,092
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 6.01% (CME Term SOFR + 1.65%), 01/25/2034(a)(c)		1,986	1,992,097
Series 2021-DNA6, Class M2 5.86% (CME Term SOFR + 1.50%), 10/25/2041(a)(c)		13,178	13,212,941
Series 2021-DNA7, Class M1 5.21% (CME Term SOFR + 0.85%), 11/25/2041(a)(c)		184	183,664
Series 2021-DNA7, Class M2 6.16% (CME Term SOFR + 1.80%), 11/25/2041(a)(c)		13,277	13,389,166
Series 2021-HQA4, Class M1 5.31% (CME Term SOFR + 0.95%), 12/25/2041(a)(c)		9,608	9,608,233
Series 2021-HQA4, Class M2 6.71% (CME Term SOFR + 2.35%), 12/25/2041(a)(c)		6,919	6,988,185
Series 2022-DNA3, Class M2 8.71% (CME Term SOFR + 4.35%), 04/25/2042(a)(c)		4,004	4,187,803
Series 2023-DNA1, Class M1A 6.45% (CME Term SOFR + 2.10%), 03/25/2043(a)(c)		9,047	9,175,145

50 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2023-DNA2, Class M1A 6.45% (CME Term SOFR + 2.10%), 04/25/2043(a)(c)	U.S.$	8,290	$8,403,905
Series 2023-DNA2, Class M1B 7.60% (CME Term SOFR + 3.25%), 04/25/2043(a)(c)		2,664	2,788,285
Series 2024-DNA2, Class A1 5.61% (CME Term SOFR + 1.25%), 05/25/2044(a)(c)		1,879	1,887,879
Series 2024-DNA2, Class M1 5.56% (CME Term SOFR + 1.20%), 05/25/2044(a)(c)		4,125	4,125,248
Series 2024-DNA3, Class M1 5.36% (CME Term SOFR + 1.00%), 10/25/2044(a)(c)		929	928,750
Series 2024-HQA2, Class M1 5.56% (CME Term SOFR + 1.20%), 08/25/2044(a)(c)		7,310	7,320,190
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2023-HQA2 Series 2023-HQA2, Class M1B 7.71% (CME Term SOFR + 3.35%), 06/25/2043(a)(c)		6,000	6,225,874
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA1 Series 2025-DNA1, Class A1 5.31% (CME Term SOFR + 0.95%), 01/25/2045(a)(c)		4,425	4,432,517
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 5.46% (CME Term SOFR + 1.10%), 05/25/2045(a)(c)		2,100	2,104,372
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Hqa1 Series 2025-HQA1, Class A1 5.31% (CME Term SOFR + 0.95%), 02/25/2045(a)(c)		3,677	3,677,813
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 10.17% (CME Term SOFR + 5.81%), 04/25/2028(c)		635	637,488
Series 2016-C01, Class 2M2 11.42% (CME Term SOFR + 7.06%), 08/25/2028(c)		188	191,395
Series 2016-C02, Class 1M2 10.47% (CME Term SOFR + 6.11%), 09/25/2028(c)		298	301,243

ABFunds.com	AB Global Bond Fund 51

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 9.97% (CME Term SOFR + 5.61%), 10/25/2025(a)(c)	U.S.$	1,196	$1,239,713

			152,239,849

Non-Agency Fixed Rate – 1.3%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036(c)		1,180	573,651
Series 2006-26CB, Class A6 6.25%, 09/25/2036		109	50,561
Series 2006-26CB, Class A8 6.25%, 09/25/2036		406	188,877
Series 2006-J1, Class 1A11 5.50%, 02/25/2036		548	368,055
Series 2007-15CB, Class A19 5.75%, 07/25/2037		234	132,345
Angel Oak Mortgage Trust Series 2025-4, Class A1 5.855%, 04/25/2070(a)		3,944	3,992,988
Series 2025-6, Class A1 5.515%, 04/25/2070(a)		7,307	7,372,429
Series 2025-9, Class A1 5.14%, 08/25/2070(a)		3,911	3,924,174
BRAVO Residential Funding Trust Series 2025-NQM7, Class A1 5.46%, 07/25/2065(a)(c)		3,057	3,085,591
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.59%, 09/25/2047		187	167,658
Series 2007-3, Class A30 5.75%, 04/25/2037		759	328,033
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.63%, 03/25/2037		100	83,801
COLT Mortgage Loan Trust Series 2025-5, Class A1 5.54%, 05/25/2070(a)		5,180	5,232,276
Series 2025-8, Class A1 5.48%, 08/25/2070(a)		5,162	5,210,566
Cross Mortgage Trust Series 2025-H4, Class A1 5.60%, 06/25/2070(a)		6,165	6,225,025
Series 2025-H7, Class A1 4.93%, 09/25/2070(a)		5,667	5,660,005
GCAT Trust Series 2025-NQM2, Class A1 5.60%, 04/25/2070(a)		4,774	4,822,607

52 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM5, Class A1 5.44%, 07/25/2070(a)	U.S.$	3,150	$3,178,688
OBX Trust Series 2025-NQM8, Class A1 5.47%, 03/25/2065(a)		3,764	3,795,935
Series 2025-NQM10, Class A1 5.45%, 05/25/2065(a)		10,433	10,523,024
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		364	320,647
Verus Securitization Trust Series 2025-1, Class A1B 5.62%, 01/25/2070(a)		2,287	2,307,872
Series 2025-4, Class A1 5.45%, 05/25/2070(a)		7,922	8,004,417
Series 2025-5, Class A1 5.43%, 06/25/2070(a)		4,874	4,913,564
Series 2025-6, Class A1 5.42%, 07/25/2070(a)		2,070	2,088,006
Series 2025-R1, Class A1 5.40%, 05/25/2065(a)		2,412	2,432,956
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 6.48%, 12/28/2037		527	478,355

			85,462,106

Non-Agency Floating Rate – 0.2%
BRAVO Residential Funding Trust Series 2025-NQM5, Class A1 5.50%, 02/25/2065(a)		2,159	2,178,424
COLT Mortgage Loan Trust Series 2025-10, Class A1 5.09%, 10/25/2070(a)		5,302	5,304,505
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 4.52% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(c)		527	119,056
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3, Class A1 5.53%, 05/25/2070(a)		4,670	4,717,175

			12,319,160

Total Collateralized Mortgage Obligations (cost $250,165,522)			250,021,115

ABFunds.com	AB Global Bond Fund 53

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 3.3%
CLO - Floating Rate – 3.3%
AGL CLO 16 Ltd. Series 2021-16A, Class AR 5.275% (CME Term SOFR 3 Month + 0.95%), 01/20/2035(a)(c)	U.S.$	5,410	$5,413,733
Series 2021-16A, Class BR 5.725% (CME Term SOFR 3 Month + 1.40%), 01/20/2035(a)(c)		6,310	6,311,540
AGL CLO 44 Ltd. Series 2025-44A, Class A 5.10% (CME Term SOFR 3 Month + 1.15%), 10/22/2037(a)(c)		11,307	11,133,967
Allegany Park CLO Ltd. Series 2019-1A, Class ARR 5.375% (CME Term SOFR 3 Month + 1.10%), 01/20/2035(a)(c)		4,950	4,954,292
Allegro CLO XI Ltd. Series 2019-2A, Class BR 6.225% (CME Term SOFR 3 Month + 1.90%), 01/19/2033(a)(c)		11,755	11,764,493
Apidos CLO XXXII Series 2019-32A, Class A1R 5.425% (CME Term SOFR 3 Month + 1.10%), 01/20/2033(a)(c)		7,864	7,867,970
Series 2019-32A, Class B1R 5.825% (CME Term SOFR 3 Month + 1.50%), 01/20/2033(a)(c)		980	980,416
Apidos CLO XXXV Series 2021-35A, Class A 5.64% (CME Term SOFR 3 Month + 1.31%), 04/20/2034(a)(c)		5,030	5,034,542
Bain Capital Credit CLO Ltd. Series 2020-1A, Class BRR 5.74% (CME Term SOFR 3 Month + 1.50%), 04/18/2033(a)(c)		5,857	5,859,905
Chenango Park CLO Ltd. Series 2018-1A, Class BR 6.12% (CME Term SOFR 3 Month + 1.80%), 04/15/2030(a)(c)		1,561	1,562,961
Clover CLO LLC Series 2021-3A, Class BR 5.77% (CME Term SOFR 3 Month + 1.45%), 01/25/2035(a)(c)		10,031	10,039,670
Dryden 113 CLO Ltd. Series 2022-113A, Class AR2 5.57% (CME Term SOFR 3 Month + 1.25%), 10/15/2037(a)(c)		19,750	19,756,991

54 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Elmwood CLO 15 Ltd. Series 2022-2A, Class A1R 5.41% (CME Term SOFR 3 Month + 1.15%), 04/22/2035(a)(c)	U.S.$	4,900	$4,903,244
Invesco CLO Ltd. Series 2021-1A, Class A1 5.58% (CME Term SOFR 3 Month + 1.26%), 04/15/2034(a)(c)		5,500	5,505,549
Series 2021-2A, Class AR 5.25% (CME Term SOFR 3 Month + 1.10%), 07/15/2034(a)(c)		4,439	4,443,752
Kings Park CLO Ltd. Series 2021-1A, Class A 5.72% (CME Term SOFR 3 Month + 1.39%), 01/21/2035(a)(c)		5,450	5,453,597
Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.77% (CME Term SOFR 3 Month + 1.45%), 04/17/2034(a)(c)		5,996	5,993,094
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class AR 5.27% (CME Term SOFR 3 Month + 0.95%), 07/16/2036(a)(c)		5,063	5,063,120
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A, Class BR 5.825% (CME Term SOFR 3 Month + 1.50%), 01/20/2037(a)(c)		5,005	5,006,191
Neuberger Berman Loan Advisers CLO 59 Ltd. Series 2024-59A, Class A1 5.61% (CME Term SOFR 3 Month + 1.29%), 01/23/2039(a)(c)		18,000	18,040,500
OCP CLO Ltd. Series 2021-23A, Class BR 5.87% (CME Term SOFR 3 Month + 1.55%), 01/17/2037(a)(c)		10,815	10,804,336
OZLM XVIII Ltd. Series 2018-18A, Class A 5.60% (CME Term SOFR 3 Month + 1.28%), 04/15/2031(a)(c)		3,426	3,426,421
Pikes Peak CLO 15 2023 Ltd. Series 2023-15A, Class A1 6.075% (CME Term SOFR 3 Month + 1.75%), 10/20/2036(a)(c)		4,990	4,997,297
Pikes Peak CLO 6 Series 2020-6A, Class ARR 5.125% (CME Term SOFR 3 Month + 0.94%), 05/18/2034(a)(c)		4,899	4,897,337

ABFunds.com	AB Global Bond Fund 55

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2020-6A, Class BRR 5.635% (CME Term SOFR 3 Month + 1.45%), 05/18/2034(a)(c)	U.S.$	2,286	$2,286,763
Rad CLO 14 Ltd. Series 2021-14A, Class A 5.75% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(a)(c)		4,750	4,751,696
Regatta XVI Funding Ltd. Series 2019-2A, Class A2R 5.77% (CME Term SOFR 3 Month + 1.45%), 01/15/2033(a)(c)		4,500	4,498,582
Regatta XX Funding Ltd. Series 2021-2A, Class AR 5.50% (CME Term SOFR 3 Month + 1.18%), 01/15/2038(a)(c)		6,150	6,153,075
Rockford Tower CLO Ltd. Series 2018-2A, Class A 5.75% (CME Term SOFR 3 Month + 1.42%), 10/20/2031(a)(c)		3,454	3,456,180
Silver Point CLO 3 Ltd. Series 2023-3A, Class A1 6.24% (CME Term SOFR 3 Month + 1.93%), 11/29/2036(a)(c)		10,514	10,538,128
VERDE CLO Ltd. Series 2019-1A, Class ARR 5.43% (CME Term SOFR 3 Month + 1.11%), 04/15/2032(a)(c)		3,610	3,608,765
Voya CLO Ltd. Series 2024-7A, Class A1 5.635% (CME Term SOFR 3 Month + 1.31%), 01/20/2038(a)(c)		10,950	10,977,068

Total Collateralized Loan Obligations (cost $215,345,628)			215,485,175

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.1%
Non-Agency Floating Rate CMBS – 2.5%
ALA Trust Series 2025-OANA, Class A 5.89% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(a)(c)		18,761	18,854,936
BAMLL Trust Series 2025-ASHF, Class A 6.00% (CME Term SOFR 1 Month + 1.85%), 02/15/2042(a)(c)		17,283	17,304,586
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 6.00% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(a)(c)		10,499	10,518,193

56 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BOCA Commercial Mortgage Trust Series 2024-BOCA, Class A 6.07% (CME Term SOFR 1 Month + 1.92%), 08/15/2041(a)(c)	U.S.$	2,000	$2,008,750
BX Commercial Mortgage Trust Series 2024-AIR2, Class A 5.64% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(a)(c)		2,360	2,363,270
BX Trust Series 2025-GW, Class A 5.75% (CME Term SOFR 1 Month + 1.60%), 07/15/2042(a)(c)		5,057	5,071,224
Great Wolf Trust Series 2024-WLF2, Class A 5.84% (CME Term SOFR 1 Month + 1.69%), 05/15/2041(a)(c)		2,316	2,320,340
Series 2024-WOLF, Class A 5.69% (CME Term SOFR 1 Month + 1.54%), 03/15/2039(a)(c)		16,019	16,049,036
Hawaii Hotel Trust Series 2025-MAUI, Class A 5.54% (CME Term SOFR 1 Month + 1.39%), 03/15/2042(a)(c)		8,158	8,163,099
HILT Commercial Mortgage Trust Series 2024-ORL, Class A 5.69% (CME Term SOFR 1 Month + 1.54%), 05/15/2037(a)(c)		4,181	4,187,533
KIND Trust Series 2021-KIND, Class A 5.22% (CME Term SOFR 1 Month + 1.06%), 08/15/2038(a)(c)		3,015	3,003,727
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.73% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a)(c)		10,690	10,275,964
Series 2022-JERI, Class A 5.70% (CME Term SOFR 1 Month + 1.55%), 01/15/2039(a)(c)		8,113	7,258,890
NJ Trust Series 2023-GSP, Class A 6.70%, 01/06/2029(a)		6,238	6,546,877
NRTH Mortgage Trust Series 2024-PARK, Class A 5.79% (CME Term SOFR 1 Month + 1.64%), 03/15/2039(a)(c)		14,214	14,182,839
ORL Trust Series 2024-GLKS, Class A 5.64% (CME Term SOFR 1 Month + 1.49%), 12/15/2039(a)(c)		11,956	11,959,259

ABFunds.com	AB Global Bond Fund 57

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SWCH Commercial Mortgage Trust Series 2025-DATA, Class A 5.59% (CME Term SOFR 1 Month + 1.44%), 02/15/2042(a)(c)	U.S.$	15,630	$15,540,046
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 5.84% (CME Term SOFR 1 Month + 1.69%), 08/15/2041(a)(c)		4,555	4,551,037

			160,159,606

Non-Agency Fixed Rate CMBS – 0.6%
225 Liberty Street Trust Series 2016-225L, Class E 4.80%, 02/10/2036(a)		9,098	8,370,050
BAHA Trust Series 2024-MAR, Class A 6.17%, 12/10/2041(a)(c)		5,000	5,170,283
Commercial Mortgage Trust Series 2012-CR3, Class D 4.29%, 10/15/2045(a)		2,322	1,918,715
DTP Commercial Mortgage Trust Series 2023-STE2, Class A 6.04%, 01/15/2041(a)		1,329	1,364,204
Fashion Show Mall LLC Series 2024-SHOW, Class A 5.27%, 10/10/2041(a)		8,992	9,120,069
MAD Commercial Mortgage Trust Series 2025-11MD, Class A 4.75%, 10/15/2042(a)		8,900	8,875,399
WB Commercial Mortgage Trust Series 2024-HQ, Class A 6.13%, 03/15/2040(a)		4,000	4,005,160

			38,823,880

Total Commercial Mortgage-Backed Securities (cost $200,082,352)			198,983,486

COVERED BONDS – 2.7%
Bank of Nova Scotia (The) Series E 0.01%, 12/15/2027(a)	EUR	3,220	3,595,869
BPCE SFH SA 3.00%, 10/17/2029(a)		1,100	1,307,404
Series E 0.01%, 05/27/2030(a)		15,000	15,531,800
Caisse de Refinancement de l’Habitat SA 2.75%, 04/12/2028(a)		12,300	14,551,869
Caisse Francaise de Financement Local SA 0.01%, 02/22/2028(a)		7,100	7,868,142

58 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

0.01%, 04/27/2029(a)	EUR	700	$749,095
Series E 3.00%, 10/02/2028(a)		1,100	1,308,816
Cie de Financement Foncier SA 2.625%, 03/05/2030(a)		2,300	2,691,066
Series E 2.50%, 06/28/2029(a)		9,600	11,229,857
Commonwealth Bank of Australia Series E 0.75%, 02/28/2028(a)		4,795	5,415,075
0.875%, 02/19/2029(a)		13,000	14,453,493
Credit Agricole Home Loan SFH SA 2.875%, 06/23/2028(a)		1,600	1,899,545
Series E 0.01%, 04/12/2028(a)		1,900	2,099,710
0.875%, 08/31/2027(a)		1,900	2,170,993
3.375%, 09/04/2028(a)		8,400	10,105,339
Credit Mutuel Home Loan SFH SA Series E 3.25%, 04/20/2029(a)		4,000	4,804,333
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		17,865	19,307,566
Series G 0.625%, 03/16/2027(a)		11,055	12,676,412
Nationwide Building Society 3.625%, 03/15/2028(a)		10,740	12,973,563
Series E 1.125%, 05/31/2028(a)		1,570	1,781,573
Santander UK PLC Series E 3.00%, 03/12/2029(a)		7,500	8,927,135
Societe Generale SFH SA 0.125%, 07/18/2029(a)		9,200	9,840,955
Westpac Banking Corp. Series E 0.01%, 09/22/2028(a)		10,098	11,022,464

Total Covered Bonds (cost $167,177,945)			176,312,074

ASSET-BACKED SECURITIES – 2.6%
Other ABS - Fixed Rate – 1.5%
Accelerated LLC Series 2024-1A, Class A 4.68%, 08/22/2044(a)	U.S.$	5,375	5,392,963
Affirm Asset Securitization Trust Series 2024-B, Class A 4.62%, 09/15/2029(a)		4,022	4,036,908

ABFunds.com	AB Global Bond Fund 59

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Amur Equipment Finance Receivables XII LLC Series 2023-1A, Class A2 6.09%, 12/20/2029(a)	U.S.$	1,544	$1,559,100
APL Finance DAC Series 2025-1A, Class A 5.39%, 03/20/2036(a)		4,865	4,865,000
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		1,018	1,019,326
Series 2023-B, Class A 6.92%, 12/17/2036(a)		1,072	1,121,346
Series 2025-1CON, Class A 4.82%, 04/17/2036(a)		4,756	4,780,766
Series 2025-2CON, Class B 5.17%, 09/17/2036(a)		8,950	8,985,474
CCG Receivables Trust Series 2024-1, Class A2 4.99%, 03/15/2032(a)		4,345	4,384,171
Series 2025-1, Class B 4.69%, 10/14/2032(a)		1,283	1,289,220
Clarus Capital Funding LLC Series 2024-1A, Class A2 4.71%, 08/20/2032(a)		6,468	6,490,256
Series 2024-1A, Class B 4.79%, 08/20/2032(a)		261	261,633
Crossroads Asset Trust Series 2024-A, Class A2 5.90%, 08/20/2030(a)		5,121	5,184,184
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		1,424	1,430,971
Series 2023-2, Class A2 6.56%, 05/15/2034(a)		1,311	1,320,784
Hilton Grand Vacations Trust Series 2025-1A, Class A 4.88%, 05/27/2042(a)		861	868,888
HINNT LLC Series 2024-A, Class A 5.49%, 03/15/2043(a)		2,124	2,142,833
Lendmark Funding Trust Series 2024-2A, Class B 4.86%, 02/21/2034(a)		1,599	1,604,183
MVW LLC Series 2025-1A, Class A 4.97%, 09/22/2042(a)		5,514	5,583,879
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(a)		8,191	7,203,924

60 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

NMEF Funding LLC Series 2023-A, Class A2 6.57%, 06/17/2030(a)	U.S.$	1,577	$1,587,836
PEAC Solutions Receivables LLC Series 2025-1A, Class A2 4.94%, 10/20/2028(a)(c)		1,553	1,566,402
Series 2025-1A, Class B 5.20%, 07/20/2032(a)(c)		2,889	2,947,660
SCF Equipment Leasing LLC Series 2024-1A, Class A2 5.88%, 11/20/2029(a)		4,158	4,188,047
SCF Equipment Trust LLC Series 2025-1A, Class A3 5.11%, 11/21/2033(a)		10,770	10,994,407
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(a)		2,186	2,210,772
SoFi Consumer Loan Program Trust Series 2025-2, Class B 4.97%, 06/25/2034(a)		3,941	3,971,705

			96,992,638

Autos - Fixed Rate – 0.7%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.68%, 05/17/2032(a)		2,265	2,302,431
Series 2024-B, Class B 5.12%, 09/15/2032(a)		1,494	1,506,629
BOF VII AL Funding Trust I Series 2023-CAR3, Class A2 6.29%, 07/26/2032(a)		2,505	2,549,023
Hertz Vehicle Financing III LLC Series 2025-1A, Class A 4.91%, 09/25/2029(a)		8,260	8,332,912
Hyundai Auto Lease Securitization Trust Series 2025-A, Class B 5.15%, 06/15/2029(a)		8,465	8,563,556
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		1,922	1,933,756
Securitized Term Auto Receivables Trust Series 2025-A, Class B 5.04%, 07/25/2031(a)		3,129	3,144,904
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class B 4.74%, 04/20/2029(a)		5,305	5,350,003
Tesla Auto Lease Trust Series 2024-B, Class A4 4.88%, 06/20/2028(a)		3,521	3,546,148

ABFunds.com	AB Global Bond Fund 61

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2024-B, Class B 5.11%, 08/21/2028(a)	U.S.$	8,017	$8,087,963
Wheels Fleet Lease Funding 1 LLC Series 2023-2A, Class A 6.46%, 08/18/2038(a)		2,187	2,218,319

			47,535,644

Other ABS - Floating Rate – 0.4%
Capital Street Master Trust Series 2024-1, Class A 5.72% (CME Term SOFR + 1.35%), 10/16/2028(a)(c)		3,929	3,939,791
Series 2025-1, Class A Zero Coupon (CME Term SOFR + 1.10%), 08/16/2029(a)(c)		5,997	5,996,972
PFS Financing Corp. Series 2025-C, Class A 5.32% (CME Term SOFR + 0.95%), 04/15/2029(a)(c)		4,293	4,292,979
Sotheby’s Artfi Master Trust Series 2024-1A, Class A2 5.50% (CME Term SOFR 3 Month + 1.50%), 12/22/2031(a)(c)		8,490	8,506,347

			22,736,089

Total Asset-Backed Securities (cost $166,951,693)			167,264,371

CORPORATES - NON-INVESTMENT GRADE – 2.2%
Industrial – 2.1%
Basic – 0.2%
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)	EUR	5,117	6,001,045
SNF Group SACA 3.125%, 03/15/2027(a)	U.S.$	1,664	1,618,964
Solstice Advanced Materials, Inc. 5.625%, 09/30/2033(a)		3,976	3,987,028

			11,607,037

Capital Goods – 0.1%
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)		87	89,439
Ball Corp. 6.00%, 06/15/2029		256	262,030
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.375%, 12/15/2030(a)	EUR	4,935	6,050,903
Luna 2 5SARL 5.50%, 07/01/2032(a)		632	754,487

62 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Webuild SpA 4.125%, 07/03/2031(a)	EUR	224	$264,943

			7,421,802

Communications - Media – 0.1%
Warnermedia Holdings, Inc. 4.28%, 03/15/2032	U.S.$	2,784	2,552,399
4.69%, 05/17/2033	EUR	235	266,172
5.14%, 03/15/2052	U.S.$	1,469	1,094,318

			3,912,889

Communications - Telecommunications – 0.1%
Fibercop SpA 4.75%, 06/30/2030(a)	EUR	2,413	2,878,377

Consumer Cyclical - Automotive – 0.2%
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)	U.S.$	3,120	3,010,715
2.00%, 03/09/2026(a)		4,070	4,007,422
2.45%, 09/15/2028(a)		5,328	4,890,889
5.30%, 09/13/2027(a)		1,469	1,467,845

			13,376,871

Consumer Cyclical - Other – 0.2%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)		3,279	3,345,825
Standard Industries, Inc./NY 4.375%, 07/15/2030(a)		990	949,418
4.75%, 01/15/2028(a)		1,402	1,390,465
Travel & Leisure Co. 6.125%, 09/01/2033(a)		8,764	8,747,325

			14,433,033

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		5,208	5,089,794

Consumer Cyclical - Retailers – 0.1%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		6,887	7,093,166
FirstCash, Inc. 4.625%, 09/01/2028(a)		2,218	2,180,976

			9,274,142

Consumer Non-Cyclical – 0.3%
CVS Health Corp. 6.75%, 12/10/2054		662	683,630
7.00%, 03/10/2055		7,578	7,973,977
IQVIA, Inc. 5.00%, 10/15/2026(a)		1,599	1,597,128

ABFunds.com	AB Global Bond Fund 63

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)	U.S.$	8,325	$8,043,645
Tenet Healthcare Corp. 5.125%, 11/01/2027		2,720	2,717,084

			21,015,464

Energy – 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		303	301,873
NuStar Logistics LP 6.00%, 06/01/2026		1,576	1,580,296
Sunoco LP 5.625%, 03/15/2031(a)		5,222	5,184,939
Sunoco LP/Sunoco Finance Corp. 7.00%, 09/15/2028(a)		7,580	7,811,599
Venture Global Plaquemines LNG LLC 6.50%, 01/15/2034(a)		180	189,760

			15,068,467

Services – 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		1,686	1,638,653

Technology – 0.2%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)	EUR	4,735	5,645,982
Kioxia Holdings Corp. 6.25%, 07/24/2030(a)	U.S.$	5,889	6,017,947

			11,663,929

Transportation - Airlines – 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)		8,458	8,491,907
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)		7,634	7,738,968

			16,230,875

			133,611,333

Utility – 0.1%
Other Utility – 0.1%
Holding d’Infrastructures des Metiers de l’Environnement SAS 4.875%, 10/24/2029(a)	EUR	4,955	6,034,712

64 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Financial Institutions – 0.0%
REITs – 0.0%
Citycon Treasury BV Series E 6.50%, 03/08/2029(a)	EUR	100	$123,903
Vivion Investments SARL Series E 6.50%, 02/28/2029(a)(d)(e)		24	27,489

			151,392

Total Corporates - Non-Investment Grade (cost $138,227,740)			139,797,437

INFLATION-LINKED SECURITIES – 1.8%
Brazil – 0.2%
Brazil Notas do Tesouro Nacional Series B 6.00%, 08/15/2050	BRL	18,778	14,029,644

United States – 1.6%
U.S. Treasury Inflation Index 1.625%, 04/15/2030	U.S.$	99,123	100,655,846

Total Inflation-Linked Securities (cost $113,029,012)			114,685,490

GOVERNMENTS - SOVEREIGN AGENCIES – 1.4%
Belgium – 0.2%
Dexia SA Series E Zero Coupon, 01/21/2028(a)	EUR	3,500	3,892,580
0.01%, 01/22/2027(a)		7,200	8,205,351

			12,097,931

Canada – 0.6%
Canada Housing Trust No. 1 3.55%, 09/15/2032(a)	CAD	37,285	27,535,674
4.25%, 03/15/2034(a)		9,605	7,382,358

			34,918,032

France – 0.4%
SNCF Reseau Series E 1.875%, 03/30/2034(a)	EUR	3,200	3,291,117
3.125%, 10/25/2028(a)		9,800	11,659,364
5.00%, 10/10/2033		9,303	12,102,868

			27,053,349

ABFunds.com	AB Global Bond Fund 65

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Japan – 0.1%
Development Bank of Japan, Inc. Series G 0.875%, 10/10/2025(a)	EUR	5,600	$6,572,890
Organization for Workers’ Retirement Allowance Mutual Aid Series 38 0.01%, 03/24/2026	JPY	8,900	59,954
Series 39 0.01%, 06/30/2026		3,000	20,147
Series 44 0.005%, 09/28/2027		4,300	28,415

			6,681,406

Kazakhstan – 0.1%
Baiterek National Managing Holding JSC
4.65%, 10/01/2030(a)	U.S.$	4,825	4,776,750
5.45%, 05/08/2028(a)		2,488	2,530,545

			7,307,295

Total Governments - Sovereign Agencies (cost $83,689,730)			88,058,013

GOVERNMENTS - SOVEREIGN BONDS – 1.1%
Chile – 0.1%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(a)		394	413,153
Chile Electricity Lux MPC II SARL 5.58%, 10/20/2035(a)		235	240,466
Chile Government International Bond 3.10%, 05/07/2041		825	629,063
3.50%, 01/25/2050		650	474,500
3.75%, 01/14/2032	EUR	3,435	4,126,142
5.33%, 01/05/2054	U.S.$	265	257,381

			6,140,705

Hong Kong – 0.1%
Hong Kong Government International Bond Series G 3.15%, 07/24/2054(a)	CNH	55,000	8,531,842

Hungary – 0.0%
Hungary Government International Bond 2.125%, 09/22/2031(a)	U.S.$	673	577,701
3.125%, 09/21/2051(a)		200	126,180
5.50%, 03/26/2036(a)		470	473,384
6.125%, 05/22/2028(a)		250	260,738
6.25%, 09/22/2032(a)		270	289,170
6.75%, 09/25/2052(a)		740	797,720

			2,524,893

66 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Indonesia – 0.1%
Indonesia Government International Bond 1.40%, 10/30/2031	EUR	4,290	$4,498,405
2.15%, 07/28/2031	U.S.$	1,030	907,687
3.20%, 09/23/2061		640	409,414
3.55%, 03/31/2032		200	188,500
4.30%, 03/31/2052		750	620,393

			6,624,399

Israel – 0.0%
Israel Government International Bond Series 5Y 5.375%, 02/19/2030		380	391,677

Mexico – 0.2%
Mexico Government International Bond 2.66%, 05/24/2031		400	357,124
4.28%, 08/14/2041		500	406,500
5.00%, 04/27/2051		550	451,688
5.375%, 03/22/2033		8,967	8,958,033
6.00%, 05/07/2036		510	523,005
6.34%, 05/04/2053		248	241,207
7.375%, 05/13/2055		240	264,120
Series 10 5.625%, 09/22/2035		284	282,580

			11,484,257

Oman – 0.0%
Oman Government International Bond 6.75%, 01/17/2048(a)		700	769,510
7.00%, 01/25/2051(a)		1,150	1,298,062

			2,067,572

Panama – 0.2%
Panama Government International Bond 3.87%, 07/23/2060		400	259,200
3.875%, 03/17/2028		670	659,280
9.375%, 04/01/2029		7,685	8,759,978

			9,678,458

Peru – 0.0%
Peruvian Government International Bond 2.78%, 12/01/2060		105	58,905
3.55%, 03/10/2051		660	471,405
5.875%, 08/08/2054		120	120,360

			650,670

Philippines – 0.0%
Philippine Government International Bond 1.95%, 01/06/2032		1,070	927,423
3.23%, 03/29/2027		205	202,309

ABFunds.com	AB Global Bond Fund 67

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.56%, 09/29/2032	U.S.$	205	$195,160
4.20%, 03/29/2047		205	175,146

			1,500,038

Poland – 0.0%
Republic of Poland Government International Bond Series 10Y 4.875%, 10/04/2033		442	446,687
Series 30Y 5.50%, 04/04/2053		158	152,560

			599,247

Romania – 0.3%
Romanian Government International Bond 2.875%, 04/13/2042(a)	EUR	300	225,699
3.00%, 02/14/2031(a)	U.S.$	1,130	1,003,337
3.625%, 03/27/2032(a)		256	227,840
5.25%, 11/25/2027(a)		694	701,279
5.75%, 09/16/2030(a)		15,170	15,454,438
6.625%, 02/17/2028(a)		270	280,600
7.50%, 02/10/2037(a)		640	688,027

			18,581,220

Saudi Arabia – 0.1%
KSA Ijarah Sukuk Ltd. 4.875%, 09/09/2035(a)		1,020	1,027,024
KSA Sukuk Ltd. 5.27%, 10/25/2028(a)		405	417,098
Saudi Government International Bond 3.625%, 03/04/2028(a)		370	365,249
3.75%, 01/21/2055(a)		970	698,703
5.00%, 04/17/2049(a)		407	373,296
5.125%, 01/13/2028(a)		200	204,112
5.75%, 01/16/2054(a)		225	225,524

			3,311,006

Uruguay – 0.0%
Oriental Republic of Uruguay 5.25%, 09/10/2060		595	558,961
Uruguay Government International Bond 4.375%, 01/23/2031		152	154,384
5.44%, 02/14/2037		303	317,584
5.75%, 10/28/2034		220	235,950

			1,266,879

Total Governments - Sovereign Bonds (cost $71,929,742)			73,352,863

68 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SUPRANATIONALS – 1.1%
European Union Series UFA 3.375%, 10/05/2054(a)	EUR	30,274	$31,699,257
4.00%, 04/04/2044(a)		33,571	40,640,203

Total Supranationals (cost $70,809,112)			72,339,460

EMERGING MARKETS - CORPORATE BONDS – 1.0%
Industrial – 0.7%
Basic – 0.4%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)(f)	U.S.$	3,142	1,853,780
6.99%, 02/20/2032(a)		244	143,960
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		8,736	3,703,627
8.00%, 10/15/2034(a)		1,215	468,734
JSW Steel Ltd. 3.95%, 04/05/2027(a)		3,300	3,240,600
Periama Holdings LLC/DE 5.95%, 04/19/2026(a)		2,478	2,486,673
Sappi Papier Holding GmbH 4.50%, 03/15/2032(a)	EUR	2,522	2,921,316
Sasol Financing USA LLC 8.75%, 05/03/2029(a)	U.S.$	5,807	6,026,484
Stillwater Mining Co. 4.00%, 11/16/2026(a)		5,827	5,757,076
UPL Corp., Ltd. 4.625%, 06/16/2030(a)		380	353,799

			26,956,049

Capital Goods – 0.0%
Ambipar Lux SARL 10.875%, 02/05/2033(g)(h)(i)		6,320	1,042,800

Communications - Telecommunications – 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7.00%, 10/28/2029(a)		1,155	1,171,055

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(a)		1,475	1,463,156
Natura &Co Luxembourg Holdings SARL 4.125%, 05/03/2028(a)		4,122	3,948,647

			5,411,803

ABFunds.com	AB Global Bond Fund 69

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Energy – 0.2%
Ecopetrol SA 6.875%, 04/29/2030	U.S.$	1,505	$1,542,173
8.375%, 01/19/2036		4,254	4,392,255
8.625%, 01/19/2029		2,854	3,098,588
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a)		5,525	4,663,480
Greenko Dutch BV 3.85%, 03/29/2026 (a)		346	342,629

			14,039,125

			48,620,832

Utility – 0.3%
Electric – 0.2%
Diamond II Ltd. 7.95%, 07/28/2026(a)		5,305	5,344,941
Saavi Energia SARL 8.875%, 02/10/2035(a)		5,390	5,803,141

			11,148,082

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(a)		5,407	5,516,916

			16,664,998

Total Emerging Markets - Corporate Bonds (cost $75,740,540)			65,285,830

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.7%
Japan – 0.7%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a)	EUR	29,930	34,091,411
2.375%, 09/08/2027(a)		9,345	10,974,562

Total Local Governments - Regional Bonds (cost $43,977,764)			45,065,973

QUASI-SOVEREIGNS – 0.5%
Quasi-Sovereign Bonds – 0.5%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)	U.S.$	530	504,189
5.125%, 02/02/2033(a)		211	211,215
5.95%, 01/08/2034(a)		906	948,356
6.44%, 01/26/2036(a)		520	562,120
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		370	361,005
4.70%, 05/07/2050(a)		370	320,799

70 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Empresa Nacional del Petroleo 5.95%, 07/30/2034(a)	U.S.$	280	$293,387

			3,201,071

China – 0.0%
CNAC HK Finbridge Co., Ltd. 3.00%, 09/22/2030(a)		540	506,947

Hong Kong – 0.0%
Airport Authority 2.10%, 03/08/2026(a)(b)		250	246,875
3.50%, 01/12/2062(a)		350	266,675

			513,550

Indonesia – 0.0%
Pertamina Persero PT 2.30%, 02/09/2031(a)		570	505,590
4.15%, 02/25/2060(a)		410	306,270
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027(a)		460	458,160
5.25%, 10/24/2042(a)		205	191,368

			1,461,388

Kazakhstan – 0.0%
Development Bank of Kazakhstan JSC 5.25%, 10/23/2029(a)		225	230,625
5.625%, 04/07/2030(a)		240	248,325
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026(a)		473	459,699

			938,649

Malaysia – 0.0%
Petronas Capital Ltd. 2.48%, 01/28/2032(a)		1,000	900,085
5.34%, 04/03/2035(a)		500	520,755

			1,420,840

Mexico – 0.1%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 5.875%, 05/07/2030(a)		340	352,141
Comision Federal de Electricidad 3.35%, 02/09/2031(a)		200	180,800
3.875%, 07/26/2033(a)		200	176,990
4.69%, 05/15/2029(a)		240	236,429
5.70%, 01/24/2030(a)		310	314,882
6.45%, 01/24/2035(a)		840	855,969
Series E 5.00%, 09/29/2036(g)		2,861	2,669,628
Petroleos Mexicanos 6.50%, 03/13/2027		2,782	2,814,689

			7,601,528

ABFunds.com	AB Global Bond Fund 71

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Panama – 0.0%
Banco Nacional de Panama 2.50%, 08/11/2030(a)	U.S.$	200	$174,608

Peru – 0.0%
Corp. Financiera de Desarrollo SA 5.95%, 04/30/2029(a)		230	239,682

Poland – 0.0%
Bank Gospodarstwa Krajowego 5.375%, 05/22/2033(a)		265	273,446
6.25%, 07/09/2054(a)		655	680,866

			954,312

Qatar – 0.0%
QatarEnergy 2.25%, 07/12/2031(a)		540	484,963
3.30%, 07/12/2051(a)		500	352,688

			837,651

Saudi Arabia – 0.1%
Gaci First Investment Co. 4.875%, 02/14/2035(a)		506	504,882
5.00%, 10/13/2027(a)		430	434,938
5.125%, 02/14/2053(a)		415	377,644
5.375%, 01/29/2054(a)		1,030	973,293

			2,290,757

South Africa – 0.1%
Transnet/South Africa 8.25%, 02/06/2028(a)		7,645	8,058,747

United Arab Emirates – 0.1%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(a)		540	500,008
Abu Dhabi Ports Co. PJSC Series E 2.50%, 05/06/2031(a)		280	253,159
DP World Crescent Ltd. 5.50%, 05/08/2035(a)		390	405,956
MDGH GMTN RSC Ltd. 3.70%, 11/07/2049(a)		520	395,525
Series G 2.50%, 06/03/2031(a)		690	626,389
3.375%, 03/28/2032(a)		260	244,806

			2,425,843

Total Quasi-Sovereigns (cost $30,722,888)			30,625,573

72 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BANK LOANS – 0.4%
Industrial – 0.4%
Capital Goods – 0.1%
Quikrete Holdings, Inc. 6.41% (CME Term SOFR 1 Month + 2.25%), 03/19/2029(j)	U.S.$	3,880	$3,881,312

Consumer Cyclical - Other – 0.1%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.16% (CME Term SOFR 1 Month + 2.00%), 08/02/2028(j)		5,690	5,680,501

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 6.66% (CME Term SOFR 1 Month + 2.50%), 12/15/2027(j)		1,075	1,075,399

Consumer Non-Cyclical – 0.2%
Hertz Corp. (The) 06/30/2028(k)		10,476	9,385,864
Opal Bidco SAS 7.54% (CME Term SOFR 3 Month + 3.25%), 04/28/2032(j)		3,329	3,335,658

			12,721,522

Technology – 0.0%
MKS Instruments, Inc. 6.17% (CME Term SOFR 1 Month + 2.00%), 08/17/2029(j)		2,601	2,597,823

Total Bank Loans (cost $25,768,797)			25,956,557

EMERGING MARKETS - SOVEREIGNS – 0.3%
Dominican Republic – 0.1%
Dominican Republic International Bond 5.95%, 01/25/2027(a)		7,003	7,126,463

Mexico – 0.2%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(a)		14,545	14,770,447

Total Emerging Markets - Sovereigns (cost $21,445,511)			21,896,910

ABFunds.com	AB Global Bond Fund 73

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.3%
Canada – 0.3%
Hydro Quebec Interest Strip Zero Coupon, 02/15/2042	CAD	5,631	$1,947,824
Zero Coupon, 08/15/2042		5,631	1,891,945
Zero Coupon, 02/15/2044		5,631	1,751,907
Zero Coupon, 08/15/2044		5,631	1,708,518
Province of Ontario Generic Coupon Strip Zero Coupon, 06/02/2039		5,669	2,278,856
Zero Coupon, 06/02/2042		5,669	1,936,007
Province of Quebec Canada 4.40%, 12/01/2055		13,226	9,395,101

Total Local Governments - Provincial Bonds (cost $21,117,794)			20,910,158

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.3%
United States – 0.3%
California Earthquake Authority Series 2022-A 5.60%, 07/01/2027	U.S.$	3,210	3,251,753
Commonwealth Financing Authority Series 2016-A 4.14%, 06/01/2038		2,640	2,494,849
State Board of Administration Finance Corp. Series 2020-A 2.15%, 07/01/2030		7,016	6,418,519
Series 2024-A 5.53%, 07/01/2034		4,802	5,003,071
State of Hawaii Series 2023-G 5.25%, 10/01/2029		1,640	1,725,640

Total Local Governments - US Municipal Bonds (cost $18,344,550)			18,893,832

LOCAL GOVERNMENTS - CANADIAN MUNICIPAL BONDS – 0.0%
Canada – 0.0%
City of Calgary Canada 4.20%, 06/01/2034 (cost $2,561,995)		3,456	2,585,057

		Shares
COMMON STOCKS – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
SandRidge Energy, Inc. (cost $1,387,701)		4,459	50,298

74 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - TREASURIES – 0.0%
South Africa – 0.0%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030 (cost $1)	U.S.$	0	**	$1

SHORT-TERM INVESTMENTS – 5.0%
Treasury Bills – 2.6%
United States – 2.5%
U.S. Treasury Bill Zero Coupon, 12/11/2025		162,207,200		160,973,955

France – 0.1%
France Treasury Bill BTF Series 28W Zero Coupon, 11/19/2025(a)		2,720,000		3,184,988

Total Treasury Bills (cost $164,119,563)				164,158,943

		Shares
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.97%(l)(m)(n) (cost $117,693,012)		117,693,012		117,693,012

		Principal Amount (000)
Time Deposits – 0.6%
BBH, New York 1.49%, 10/01/2025	NZD	0	**	273
2.64%, 10/01/2025	NOK	4		401
Citibank, London 0.79%, 10/01/2025	EUR	2,424		2,845,837
2.92%, 10/01/2025	GBP	66		89,121
Citibank, New York 3.44%, 10/01/2025	U.S.$	35,192		35,191,911
Royal Bank of Canada, Toronto 1.33%, 10/01/2025	CAD	143		102,681

ABFunds.com	AB Global Bond Fund 75

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SMBC, Tokyo 0.12%, 10/01/2025	JPY	73,611	$497,759

Total Time Deposits (cost $38,727,983)			38,727,983

Total Short-Term Investments (cost $320,540,558)			320,579,938

Total Investments – 111.8% (cost $7,261,384,404)			7,232,074,084
Other assets less liabilities – (11.8)%			(762,442,113)

Net Assets – 100.0%			$6,469,631,971

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	1,178	December 2025	$88,355,629	$(201,381)
Canadian 5 Yr Bond Futures	17	December 2025	1,408,666	18,079
Canadian 10 Yr Bond Futures	5	December 2025	439,966	9,772
Euro Buxl 30 Yr Bond Futures	221	December 2025	29,703,558	653,829
Euro-BOBL Futures	1,057	December 2025	146,198,773	39,436
Euro-BTP Futures	559	December 2025	78,650,266	853,170
Euro-Bund Futures	7	December 2025	1,056,633	1,773
Euro-Schatz Futures	24	December 2025	3,014,397	(2,043)
Long Gilt Futures	9	December 2025	1,099,536	3,147
U.S. Long Bond (CBT) Futures	124	December 2025	14,457,625	318,156
U.S. T-Note 2 Yr (CBT) Futures	4,260	December 2025	887,777,346	290,463
U.S. T-Note 5 Yr (CBT) Futures	3,543	December 2025	386,878,994	506,713
U.S. Ultra Bond (CBT) Futures	53	December 2025	6,363,313	103,188

Sold Contracts
Canadian 10 Yr Bond Futures	1,646	December 2025	144,836,646	(3,216,584)
Euro-BOBL Futures	28	December 2025	3,872,815	1,538
Euro-Bund Futures	1,349	December 2025	203,628,321	(512,943)
Euro-Schatz Futures	137	December 2025	17,207,182	15,222
Japan 10 Yr Bond (OSE) Futures	36	December 2025	33,055,685	213,612
U.S. 10 Yr Ultra Futures	2,657	December 2025	305,762,578	(2,183,578)
U.S. T-Note 2 Yr (CBT) Futures	3	December 2025	625,195	8
U.S. T-Note 10 Yr (CBT) Futures	19	December 2025	2,137,500	3,656

				$(3,084,767)

76 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	EUR	13,409	USD	15,626	10/08/2025	$(122,264)
Bank of America NA	USD	3,549	KRW	4,901,417	10/14/2025	(56,642)
Bank of America NA	EUR	5,398	USD	6,321	10/16/2025	(21,582)
Bank of America NA	USD	95,745	CNH	680,185	10/17/2025	(214,712)
Bank of America NA	IDR	273,828,802	USD	16,418	10/24/2025	11,514
Bank of America NA	CAD	199,617	USD	144,661	11/14/2025	920,421
Bank of America NA	USD	1,059	EUR	904	11/21/2025	5,991
Bank of America NA	GBP	119,867	USD	163,841	12/05/2025	2,609,012
Bank of New York Mellon Corp. (The)	EUR	14,741	USD	17,300	10/16/2025	(22,294)
Barclays Bank PLC	BRL	11,275	USD	2,107	10/02/2025	(11,327)
Barclays Bank PLC	USD	2,120	BRL	11,275	10/02/2025	(1,454)
Barclays Bank PLC	PLN	260,924	USD	71,859	10/17/2025	87,051
Barclays Bank PLC	IDR	289,464,223	USD	17,732	10/24/2025	388,656
Barclays Bank PLC	USD	2,091	BRL	11,275	11/04/2025	9,670
BNP Paribas SA	EUR	8,667	USD	10,221	10/08/2025	41,409
Brown Brothers Harriman & Co.	JPY	65,274	USD	446	10/30/2025	3,020
Brown Brothers Harriman & Co.	USD	131,359	JPY	19,230,341	10/30/2025	(902,252)
Brown Brothers Harriman & Co.	AUD	647	USD	420	11/07/2025	(8,553)
Brown Brothers Harriman & Co.	CAD	275	USD	200	11/14/2025	2,477
Brown Brothers Harriman & Co.	EUR	335	USD	394	11/21/2025	367
Brown Brothers Harriman & Co.	EUR	1,135	USD	1,336	11/21/2025	(932)
Brown Brothers Harriman & Co.	USD	1,392	EUR	1,187	11/21/2025	5,897
Brown Brothers Harriman & Co.	USD	373	EUR	314	11/21/2025	(2,484)
Citibank NA	BRL	76,655	USD	14,402	10/02/2025	(677)
Citibank NA	USD	14,413	BRL	76,655	10/02/2025	(9,884)
Citibank NA	KRW	91,236,672	USD	66,748	10/14/2025	1,741,118
Citibank NA	CNH	2,311,328	USD	322,069	10/16/2025	(2,528,618)
Citibank NA	IDR	195,510,432	USD	11,956	10/24/2025	241,268
Goldman Sachs Bank USA	MXN	747,737	USD	40,520	10/16/2025	(247,223)
Goldman Sachs Bank USA	HUF	16,552,312	USD	49,887	11/19/2025	211,955
Goldman Sachs Bank USA	MYR	146,739	USD	34,834	11/21/2025	(71,817)
HSBC Bank USA	MXN	1,718,009	USD	93,455	10/16/2025	(211,496)
HSBC Bank USA	JPY	39,690,359	USD	267,861	10/17/2025	(979,424)
HSBC Bank USA	USD	1,058	EUR	895	11/21/2025	(4,472)
JPMorgan Chase Bank NA	BRL	87,930	USD	16,533	10/02/2025	11,338
JPMorgan Chase Bank NA	USD	16,571	BRL	87,930	10/02/2025	(49,348)
JPMorgan Chase Bank NA	EUR	685,892	USD	809,989	10/16/2025	4,000,521
JPMorgan Chase Bank NA	GBP	174,871	USD	235,358	10/17/2025	153,072
JPMorgan Chase Bank NA	HUF	6,153,862	USD	18,406	11/19/2025	(62,024)
Morgan Stanley Capital Services LLC	AUD	209,369	USD	138,373	10/16/2025	(195,517)
Morgan Stanley Capital Services LLC	MXN	720,022	USD	39,226	10/16/2025	(29,761)
Morgan Stanley Capital Services LLC	USD	7,239	MXN	132,965	10/16/2025	9,826
Morgan Stanley Capital Services LLC	USD	14,935	ZAR	258,781	10/16/2025	34,213
Morgan Stanley Capital Services LLC	CAD	149,626	USD	107,970	10/17/2025	374,192
Morgan Stanley Capital Services LLC	JPY	62,935,661	USD	429,836	10/30/2025	2,885,292
Morgan Stanley Capital Services LLC	EUR	11,476	USD	13,540	11/21/2025	25,999
Morgan Stanley Capital Services LLC	EUR	1,798	USD	2,109	11/21/2025	(8,471)
Societe Generale	EUR	580,086	USD	684,475	11/21/2025	1,374,546
Standard Chartered Bank	KRW	10,070,457	USD	7,306	10/14/2025	130,342
UBS AG	PEN	23,646	USD	6,801	11/13/2025	(1,311)

						$9,514,628

ABFunds.com	AB Global Bond Fund 77

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 44, 5 Year Index, 12/20/2030*	1.00%	Quarterly	0.66%	USD	55,700	$(914,608)	$(891,809)	$(22,799)

Sale Contracts
CDX-NAIG Series 45, 5 Year Index,12/20/2030*	1.00	Quarterly	0.52	USD	55,700	1,280,426	1,276,069	4,357

						$365,818	$384,260	$(18,442)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
CNY	223,010	02/20/2030	China 7-Day Reverse Repo Rate	1.602%	Quarterly	$(58,391)	$	– 0	–	$(58,391)
CNY	428,453	04/03/2030	China 7-Day Reverse Repo Rate	1.591%	Quarterly	(131,072)		– 0	–	(131,072)
CNY	396,687	04/03/2030	China 7-Day Reverse Repo Rate	1.583%	Quarterly	(141,804)		– 0	–	(141,804)
CNY	365,530	07/21/2030	China 7-Day Reverse Repo Rate	1.530%	Quarterly	(301,715)		– 0	–	(301,715)
CNY	441,560	07/28/2030	China 7-Day Reverse Repo Rate	1.591%	Quarterly	(183,854)		12,005		(195,859)
NZD	75,120	03/18/2035	3 Month BKBM	4.153%	Quarterly/ Semi-Annual	1,792,194		– 0	–	1,792,194
NZD	38,130	03/18/2035	3 Month BKBM	4.155%	Quarterly/ Semi-Annual	914,212		– 0	–	914,212

						$1,889,570		$12,005		$1,877,565

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at September 30, 2025
Jefferies LLC†	USD	143	1.50%	—	$143,165

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on September 30, 2025.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Emerging Markets – Corporate Bonds	$143,165	$	– 0	–	$	– 0	–	$	– 0	–	$143,165

**	Principal amount less than 500.

78 AB Global Bond Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $3,395,735,412 or 52.49% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2025.

(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2025.

(e)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at September 30, 2025.

(f)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.06% of net assets as of September 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Ambipar Lux SARL 10.875%, 02/05/2033	01/28/2025 - 02/07/2025	$6,320,000	$1,042,800	0.02%
Comision Federal de Electricidad Series E 5.00%, 09/29/2036	06/23/2021	2,954,186	2,669,628	0.04%

(h)	Defaulted.

(i)	Non-income producing security.

(j)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at September 30, 2025.

(k)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(l)	The rate shown represents the 7-day yield as of period end.

(m)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(n)	Affiliated investments.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

ABFunds.com	AB Global Bond Fund 79

PORTFOLIO OF INVESTMENTS (continued)

PEN – Peruvian Sol

PLN – Polish Zloty

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BKBM – Bank Bill Reference Rate (New Zealand)

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

GMTN – Global Medium Term Note

JSC – Joint Stock Company

MTN – Medium Term Note

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

PJSC – Public Joint Stock Company

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

See notes to financial statements.

80 AB Global Bond Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

September 30, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $7,143,691,392)	$7,114,381,072
Affiliated issuers (cost $117,693,012)	117,693,012
Cash	11,994
Cash collateral due from broker	25,623,272
Foreign currencies, at value (cost $7,354,485)	7,403,418
Receivable for investment securities sold and foreign currency transactions	297,418,943
Unaffiliated interest receivable	57,786,912
Unrealized appreciation on forward currency exchange contracts	15,279,167
Receivable for capital stock sold	4,631,609
Receivable for variation margin on futures	823,867
Affiliated dividends receivable	355,240
Receivable for variation margin on centrally cleared swaps	317,471
Receivable due from Adviser	20,229

Total assets	7,641,746,206

Liabilities
Payable for investment securities purchased	1,148,135,364
Cash collateral due to broker	7,320,000
Unrealized depreciation on forward currency exchange contracts	5,764,539
Payable for capital stock redeemed	4,276,985
Dividends payable	2,478,185
Advisory fee payable	2,344,117
Payable for capital gains taxes	591,530
Payable for reverse repurchase agreements	143,165
Transfer Agent fee payable	116,467
Administrative fee payable	67,688
Distribution fee payable	58,693
Directors’ fee payable	4,318
Accrued expenses	813,184

Total liabilities	1,172,114,235

Net Assets	$6,469,631,971

Composition of Net Assets
Capital stock, at par	$925,904
Additional paid-in capital	7,353,188,446
Accumulated loss	(884,482,379)

$6,469,631,971

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$266,014,856	38,027,297	$7.00	*

C	$7,228,398	1,029,908	$7.02

Advisor	$4,237,759,116	606,418,388	$6.99

I	$618,881,589	88,617,605	$6.98

Z	$1,339,748,012	191,811,024	$6.98

*	The maximum offering price per share for Class A shares was $7.31, which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Global Bond Fund 81

STATEMENT OF OPERATIONS

Year Ended September 30, 2025

Investment Income
Interest (net of foreign taxes withheld of $846,945)	$238,575,537
Dividends
Affiliated issuers	3,837,697
Unaffiliated issuers	363,528
Other income(a)	3,709,049	$246,485,811

Expenses
Advisory fee (see Note B)	27,280,176
Transfer agency—Class A	116,617
Transfer agency—Class C	3,461
Transfer agency—Advisor Class	1,636,664
Transfer agency—Class I	350,446
Transfer agency—Class Z	208,721
Distribution fee—Class A	709,556
Distribution fee—Class C	78,180
Custody and accounting	821,813
Registration fees	259,113
Printing	160,106
Administrative	141,524
Audit and tax	129,777
Legal	99,130
Directors’ fees	75,395
Miscellaneous	125,230

Total expenses before interest expense	32,195,909
Interest expense	65,867

Total expenses	32,261,776
Less: expenses waived and reimbursed by the Adviser (see Note B)	(194,092)

Net expenses		32,067,684

Net investment income		214,418,127

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(b)		(50,979,642)
Forward currency exchange contracts		(612,648)
Futures		12,356,966
Swaps		811,941
Foreign currency transactions		(23,351,557)
Net change in unrealized appreciation (depreciation) on:
Investments(c)		(19,697,884)
Forward currency exchange contracts		46,187,634
Futures		(2,140,813)
Swaps		2,838,974
Foreign currency denominated assets and liabilities		348,927

Net loss on investment and foreign currency transactions		(34,238,102)

Net Increase in Net Assets from Operations		$180,180,025

(a)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses (see Note B).

(b)	Net of foreign realized capital gains taxes of $43,759.

(c)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $38,921.

See notes to financial statements.

82 AB Global Bond Fund	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025		Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$214,418,127		$205,028,285
Net realized loss on investment and foreign currency transactions	(61,774,940)		(53,727,627)
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	27,536,838		438,975,931
Contributions from Affiliates (see Note B)	– 0	–	317

Net increase in net assets from operations	180,180,025		590,276,906
Distributions to Shareholders
Class A	(9,376,017)		(1,959,807)
Class C	(199,715)		(52,513)
Advisor Class	(143,366,976)		(24,801,891)
Class R	– 0	–	(96,327)
Class K	– 0	–	(26,491)
Class I	(21,809,834)		(4,217,577)
Class Z	(33,477,589)		(5,179,839)
Return of Capital
Class A	(235,040)		(9,156,363)
Class C	(5,006)		(245,346)
Advisor Class	(3,593,936)		(115,876,231)
Class R	– 0	–	(450,046)
Class K	– 0	–	(123,767)
Class I	(546,731)		(19,704,826)
Class Z	(839,219)		(24,200,583)
Capital Stock Transactions
Net increase	679,381,459		18,738,909

Total increase	646,111,421		402,924,208
Net Assets
Beginning of period	5,823,520,550		5,420,596,342

End of period	$6,469,631,971		$5,823,520,550

See notes to financial statements.

ABFunds.com	AB Global Bond Fund 83

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

NOTE A

Significant Accounting Policies

AB Global Bond Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class K, Class R and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no

84 AB Global Bond Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many

ABFunds.com	AB Global Bond Fund 85

NOTES TO FINANCIAL STATEMENTS (continued)

of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management

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NOTES TO FINANCIAL STATEMENTS (continued)

determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2025:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments – Treasuries	$	– 0	–	$2,752,169,092		$	– 0	–	$2,752,169,092
Corporates – Investment Grade		– 0	–	1,534,402,452			– 0	–	1,534,402,452
Mortgage Pass-Throughs		– 0	–	897,352,929			– 0	–	897,352,929
Collateralized Mortgage Obligations		– 0	–	250,021,115			– 0	–	250,021,115
Collateralized Loan Obligations		– 0	–	215,485,175			– 0	–	215,485,175
Commercial Mortgage-Backed Securities		– 0	–	198,983,486			– 0	–	198,983,486
Covered Bonds		– 0	–	176,312,074			– 0	–	176,312,074
Asset-Backed Securities		– 0	–	167,264,371			– 0	–	167,264,371
Corporates – Non-Investment Grade		– 0	–	139,797,437			– 0	–	139,797,437
Inflation-Linked Securities		– 0	–	114,685,490			– 0	–	114,685,490
Governments – Sovereign Agencies		– 0	–	88,058,013			– 0	–	88,058,013
Governments – Sovereign Bonds		– 0	–	73,352,863			– 0	–	73,352,863
Supranationals		– 0	–	72,339,460			– 0	–	72,339,460
Emerging Markets – Corporate Bonds		– 0	–	65,285,830			– 0	–	65,285,830
Local Governments – Regional Bonds		– 0	–	45,065,973			– 0	–	45,065,973
Quasi-Sovereigns		– 0	–	30,625,573			– 0	–	30,625,573
Bank Loans		– 0	–	25,956,557			– 0	–	25,956,557
Emerging Markets – Sovereigns		– 0	–	21,896,910			– 0	–	21,896,910
Local Governments – Provincial Bonds		– 0	–	20,910,158			– 0	–	20,910,158
Local Governments – US Municipal Bonds		– 0	–	18,893,832			– 0	–	18,893,832
Local Governments – Canadian Municipal Bonds		– 0	–	2,585,057			– 0	–	2,585,057
Common Stocks		50,298		– 0	–		– 0	–	50,298
Emerging Markets – Treasuries		– 0	–	1			– 0	–	1
Short-Term Investments:
Treasury Bills		– 0	–	164,158,943			– 0	–	164,158,943
Investment Companies		117,693,012		– 0	–		– 0	–	117,693,012
Time Deposits		38,727,983		– 0	–		– 0	–	38,727,983

Total Investments in Securities		156,471,293		7,075,602,791			– 0	–	7,232,074,084

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Investments in Securities	Level 1		Level 2			Level 3			Total
Other Financial Instruments*:
Assets
Futures	$3,031,762		$	– 0	–	$	– 0	–	$3,031,762	†
Forward Currency Exchange Contracts	– 0	–		15,279,167			– 0	–	15,279,167
Centrally Cleared Credit Default Swaps	– 0	–		1,280,426			– 0	–	1,280,426	†
Centrally Cleared Interest Rate Swaps	– 0	–		2,706,406			– 0	–	2,706,406	†
Liabilities
Futures	(6,116,529)			– 0	–		– 0	–	(6,116,529	)†
Forward Currency Exchange Contracts	– 0	–		(5,764,539)			– 0	–	(5,764,539)
Centrally Cleared Credit Default Swaps	– 0	–		(914,608)			– 0	–	(914,608	)†
Centrally Cleared Interest Rate Swaps	– 0	–		(816,836)			– 0	–	(816,836	)†

Total	$153,386,526			$7,087,372,807		$	– 0	–	$7,240,759,333

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

†

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended September 30, 2025, the reimbursement for such services amounted to $141,524.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $847,962 for the year ended September 30, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,166 from the sale of Class A shares and received $325 and $30 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended September 30, 2025.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended September 30, 2025, the Adviser reimbursed the Fund $3,709,049 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended September 30, 2025, such waiver amounted to $194,092.

A summary of the Fund’s transactions in AB mutual funds for the year ended September 30, 2025 is as follows:

Fund	Market Value 9/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$97,830	$2,714,821	$2,694,958	$117,693	$3,838

During the year ended September 30, 2024, the Adviser reimbursed the Fund $317, for trading losses incurred due to trade entry errors.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $15,621,926 for Class C shares. While such costs

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may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended September 30, 2025, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$7,605,936,618	$6,848,311,813
U.S. government securities	12,903,824,301	12,909,103,477

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$7,268,550,795

Gross unrealized appreciation	$160,900,558
Gross unrealized depreciation	(194,982,921)

Net unrealized depreciation	$(34,082,363)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on

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NOTES TO FINANCIAL STATEMENTS (continued)

forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended September 30, 2025, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

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During the year ended September 30, 2025, the Fund held futures for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are

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NOTES TO FINANCIAL STATEMENTS (continued)

members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

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During the year ended September 30, 2025, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit

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NOTES TO FINANCIAL STATEMENTS (continued)

event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended September 30, 2025, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended September 30, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$3,031,762	*	Payable for variation margin on futures	$6,116,529	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	2,706,406	*	Payable for variation margin on centrally cleared swaps	828,841	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	15,279,167		Unrealized depreciation on forward currency exchange contracts	5,764,539

Credit contracts	Receivable for variation margin on centrally cleared swaps	4,357	*	Payable for variation margin on centrally cleared swaps	22,799	*

Total		$21,021,692			$12,732,708

*

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	$1,255,580	$2,685,497

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation (depreciation) on futures	12,356,966	(2,140,813)

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) on forward currency exchange contracts	(612,648)	46,187,634

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	(443,639)	153,477

Total		$12,556,259	$46,885,795

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended September 30, 2025:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$110,529,072
Average notional amount of sale contracts	$81,107,923
Centrally Cleared Interest Rate Swaps:
Average notional amount	$305,145,005	(a)
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$267,335,976
Average principal amount of sale contracts	$3,796,919,278
Futures:
Average notional amount of buy contracts	$1,511,429,371
Average notional amount of sale contracts	$691,976,055

(a)	Positions were open for ten months during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of September 30, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$3,546,938	$(415,200)		$	– 0	–	$	– 0	–	$3,131,738
Barclays Bank PLC	485,377	(12,781)			(330,000)			– 0	–	142,596
BNP Paribas SA	41,409	– 0	–		– 0	–		– 0	–	41,409
Brown Brothers Harriman & Co.	11,761	(11,761)			– 0	–		– 0	–	– 0	–
Citibank NA	1,982,386	(1,982,386)			– 0	–		– 0	–	– 0	–
Goldman Sachs Bank USA	211,955	(211,955)			– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank NA	4,164,931	(111,372)			(4,053,559)			– 0	–	– 0	–
Morgan Stanley Capital Services LLC	3,329,522	(233,749)			– 0	–		– 0	–	3,095,773
Societe Generale	1,374,546	– 0	–		– 0	–		– 0	–	1,374,546
Standard Chartered Bank	130,342	– 0	–		– 0	–		– 0	–	130,342

Total	$15,279,167	$(2,979,204)			$(4,383,559)		$	– 0	–	$7,916,404	^

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Liabilities
Bank of America NA	$415,200	$(415,200)		$	– 0	–	$	– 0	–	$	– 0	–
Bank of New York Mellon Corp. (The)	22,294	– 0	–		– 0	–		– 0	–		22,294
Barclays Bank PLC	12,781	(12,781)			– 0	–		– 0	–		– 0	–
Brown Brothers Harriman & Co.	914,221	(11,761)			– 0	–		– 0	–		902,460
Citibank NA	2,539,179	(1,982,386)			– 0	–		– 0	–		556,793
Goldman Sachs Bank USA	319,040	(211,955)			(30,000)			– 0	–		77,085
HSBC Bank USA	1,195,392	– 0	–		– 0	–		– 0	–		1,195,392
JPMorgan Chase Bank NA	111,372	(111,372)			– 0	–		– 0	–		– 0	–
Morgan Stanley Capital Services LLC	233,749	(233,749)			– 0	–		– 0	–		– 0	–
UBS AG	1,311	– 0	–		– 0	–		– 0	–		1,311

Total	$5,764,539	$(2,979,204)			$(30,000)		$	– 0	–		$2,755,335	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^	Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination.

The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note D.4 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. TBA and Dollar Rolls

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade.

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NOTES TO FINANCIAL STATEMENTS (continued)

Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Fund may enter into certain TBA transactions known as dollar rolls. Dollar rolls involve sales by the Fund of securities for delivery in the current month and the Fund’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the year ended September 30, 2025, the Fund earned drop income of $4,534,816 which is included in interest income in the accompanying statement of operations.

4. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other master agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the year ended September 30, 2025, the carrying value of the payable for the reverse repurchase agreements approximated its fair value. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as a Level 1 investment. For the year ended September 30, 2025, the average amount of reverse repurchase agreements outstanding was $2,814,980 and the daily weighted average interest rate was 2.19%. At September 30, 2025, the Fund had reverse repurchase agreements outstanding in the amount of $143,165 as reported in the statement of assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of September 30, 2025:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Jefferies LLC	$143,165	$(119,592)	$23,573

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024

Class A
Shares sold	2,689,293	3,153,447	$18,619,049	$21,506,717

Shares issued in reinvestment of dividends	1,023,061	1,214,296	7,094,378	8,311,805

Shares converted from Class C	185,034	524,071	1,284,651	3,556,959

Shares redeemed	(10,195,587)	(11,251,094)	(70,529,457)	(76,748,387)

Net decrease	(6,298,199)	(6,359,280)	$(43,531,379)	$(43,372,906)

Class C
Shares sold	159,168	133,133	$1,105,781	$907,062

Shares issued in reinvestment of dividends	21,962	33,389	152,808	228,918

Shares converted to Class A	(184,416)	(522,347)	(1,284,651)	(3,556,959)

Shares redeemed	(230,621)	(519,958)	(1,602,312)	(3,547,965)

Net decrease	(233,907)	(875,783)	$(1,628,374)	$(5,968,944)

Advisor Class
Shares sold	138,640,684	139,810,730	$958,727,525	$956,088,709

Shares issued in reinvestment of dividends	16,354,911	15,740,697	113,351,365	107,722,639

Shares redeemed	(124,846,100)	(120,306,363)	(862,443,654)	(819,780,007)

Net increase	30,149,495	35,245,064	$209,635,236	$244,031,341

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Year Ended September 30, 2025		Year Ended September 30, 2024	Year Ended September 30, 2025			Year Ended September 30, 2024

Class R
Shares sold	– 0	–	549,003	$	– 0	–	$3,727,579

Shares issued in reinvestment of dividends	– 0	–	74,015		– 0	–	501,620

Shares redeemed	– 0	–	(5,377,607)		– 0	–	(36,665,857)

Net increase (decrease)	– 0	–	(4,754,589)	$	– 0	–	$(32,436,658)

Class K
Shares sold	– 0	–	109,605	$	– 0	–	$737,934

Shares issued in reinvestment of dividends	– 0	–	21,135		– 0	–	143,363

Shares redeemed	– 0	–	(1,363,429)		– 0	–	(9,250,336)

Net increase (decrease)	– 0	–	(1,232,689)	$	– 0	–	$(8,369,039)

Class I
Shares sold	16,869,751		13,468,821		$116,492,189		$92,114,689

Shares issued in reinvestment of dividends	3,044,195		3,327,629		21,105,495		22,754,145

Shares redeemed	(15,495,813)		(34,827,481)		(107,404,260)		(238,461,826)

Net increase (decrease)	4,418,133		(18,031,031)		$30,193,424		$(123,592,992)

Class Z
Shares sold	92,759,235		30,862,594		$642,040,200		$211,784,798

Shares issued in reinvestment of dividends	4,886,413		4,201,161		33,897,743		28,745,698

Shares redeemed	(27,672,038)		(37,213,990)		(191,225,391)		(252,082,389)

Net increase (decrease)	69,973,610		(2,150,235)		$484,712,552		$(11,551,893)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

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NOTES TO FINANCIAL STATEMENTS (continued)

Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon

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NOTES TO FINANCIAL STATEMENTS (continued)

reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemption of Fund shares. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in I rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

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NOTES TO FINANCIAL STATEMENTS (continued)

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended September 30, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$208,230,131	$36,334,445

Total taxable distributions paid	$208,230,131	$36,334,445
Return of Capital	5,219,932	169,757,162

Total distributions paid	$213,450,063	$206,091,607

ABFunds.com	AB Global Bond Fund 107

NOTES TO FINANCIAL STATEMENTS (continued)

As of September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital losses	$(774,495,849	)(a)
Other losses	(73,208,904	)(b)
Unrealized appreciation (depreciation)	(33,679,805	)(c)

Total accumulated earnings (deficit)	$(881,384,558	)(d)

(a)	As of September 30, 2025, the Fund had a net capital loss carryforward of $774,495,849.

(b)	As of September 30, 2025, the Fund had a qualified late-year ordinary loss deferral of $71,531,328 and the cumulative deferred loss on straddles was $1,677,576.

(c)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of callable bonds, the tax treatment of swaps, and the tax deferral of losses on wash sales.

(d)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2025, the Fund had a net short-term capital loss carryforward of $245,825,451 and a net long-term capital loss carryforward of $528,670,398, which may be carried forward for an indefinite period.

During the current fiscal year, there were no permanent differences that resulted in adjustments to accumulated loss or additional paid-in capital.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

108 AB Global Bond Fund	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended September 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 7.04	$ 6.57	$ 7.09	$ 8.52	$ 8.62

Income From Investment Operations

Net investment income(a)(b)	.24	*	.23	.21	.11	.11

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.06)	.48	(.11)	(1.20)	(.02)

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.18	.71	.10	(1.09)	.09

Less: Dividends and Distributions

Dividends from net investment income	(.21)	(.04)	(.57)	(.24)	(.13)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.10)	(.06)
Return of Capital	(.01)	(.20)	(.05)	– 0	–	– 0	–

Total dividends and distributions	(.22)	(.24)	(.62)	(.34)	(.19)

Net asset value, end of period	$ 7.00	$ 7.04	$ 6.57	$ 7.09	$ 8.52

Total Return

Total investment return based on net asset value(d)**	2.84	%*^	10.90%	1.27%	(13.27)%	.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$266,015	$312,047	$332,871	$409,768	$580,627

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.78%	.80%	.80%	.80%	.80%

Expenses, before waivers/ reimbursements(e)	.79%	.80%	.80%	.80%	.80%

Net investment income(b)	3.42	%*	3.42%	3.06%	1.40%	1.24%

Portfolio turnover rate***	301%	302%	177%	159%	130%

See footnote summary on page 114.

ABFunds.com	AB Global Bond Fund 109

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended September 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 7.06	$ 6.59	$ 7.12	$ 8.55	$ 8.65

Income From Investment Operations

Net investment income(a)(b)	.18	*	.18	.16	.05	.04

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.05)	.47	(.12)	(1.20)	(.02)

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.13	.65	.04	(1.15)	.02

Less: Dividends and Distributions

Dividends from net investment income	(.17)	(.03)	(.52)	(.18)	(.06)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.10)	(.06)
Return of Capital	(.00	)(c)	(.15)	(.05)	– 0	–	– 0	–

Total dividends and distributions	(.17)	(.18)	(.57)	(.28)	(.12)

Net asset value, end of period	$ 7.02	$ 7.06	$ 6.59	$ 7.12	$ 8.55

Total Return

Total investment return based on net asset value(d)**	2.05	%*^	10.03%	.36%	(13.88)%	.27%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,228	$8,927	$14,099	$22,599	$39,929

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.53%	1.55%	1.55%	1.55%	1.55%

Expenses, before waivers/reimbursements(e)	1.54%	1.55%	1.55%	1.56%	1.55%

Net investment income(b)	2.65	%*	2.65%	2.26%	.62%	.49%

Portfolio turnover rate***	301%	302%	177%	159%	130%

See footnote summary on page 114.

110 AB Global Bond Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended September 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 7.03	$ 6.56	$ 7.09	$ 8.51	$ 8.62

Income From Investment Operations

Net investment income(a)(b)	.25	*	.25	.23	.13	.13

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.05)	.47	(.12)	(1.19)	(.03)

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.20	.72	.11	(1.06)	.10

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.04)	(.59)	(.26)	(.15)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.10)	(.06)
Return of Capital	(.01)	(.21)	(.05)	– 0	–	– 0	–

Total dividends and distributions	(.24)	(.25)	(.64)	(.36)	(.21)

Net asset value, end of period	$ 6.99	$ 7.03	$ 6.56	$ 7.09	$ 8.51

Total Return

Total investment return based on net asset value(d)**	3.10	%*^	11.19%	1.38%	(12.95)%	1.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,237,759	$4,052,962	$3,549,674	$3,441,514	$4,707,655

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.53%	.55%	.55%	.55%	.55%

Expenses, before waivers/ reimbursements(e)	.54%	.55%	.55%	.56%	.55%

Net investment income(b)	3.68	%*	3.67%	3.33%	1.66%	1.49%

Portfolio turnover rate***	301%	302%	177%	159%	130%

See footnote summary on page 114.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended September 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 7.03	$ 6.56	$ 7.09	$ 8.52	$ 8.62

Income From Investment Operations

Net investment income(a)(b)	.25	.25	.23	.13	.13

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.05)	.47	(.13)	(1.20)	(.02)

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.20	.72	.10	(1.07)	.11

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.04)	(.58)	(.26)	(.15)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.10)	(.06)
Return of Capital	(.01)	(.21)	(.05)	– 0	–	– 0	–

Total dividends and distributions	(.25)	(.25)	(.63)	(.36)	(.21)

Net asset value, end of period	$ 6.98	$ 7.03	$ 6.56	$ 7.09	$ 8.52

Total Return

Total investment return based on net asset value(d)**	2.93%	11.14%	1.36%	(13.06)%	1.29%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$618,882	$592,295	$670,854	$724,876	$919,250

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.55%	.59%	.57%	.56%	.55%

Expenses, before waivers/reimbursements(e)	.55%	.59%	.57%	.57%	.55%

Net investment income(b)	3.58%	3.63%	3.31%	1.65%	1.49%

Portfolio turnover rate***	301%	302%	177%	159%	130%

See footnote summary on page 114.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Year Ended September 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 7.04	$ 6.56	$ 7.09	$ 8.52	$ 8.62

Income From Investment Operations

Net investment income(a)(b)	.25	.25	.23	.14	.13

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.06)	.48	(.12)	(1.21)	(.02)

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.19	.73	.11	(1.07)	.11

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.04)	(.59)	(.26)	(.15)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.10)	(.06)
Return of Capital	(.01)	(.21)	(.05)	– 0	–	– 0	–

Total dividends and distributions	(.25)	(.25)	(.64)	(.36)	(.21)

Net asset value, end of period	$ 6.98	$ 7.04	$ 6.56	$ 7.09	$ 8.52

Total Return

Total investment return based on net asset value(d)**	2.83	%^	11.38%	1.40%	(13.01)%	1.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,339,748	$857,290	$813,849	$755,288	$717,784

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.51%	.52%	.52%	.51%	.50%

Expenses, before waivers/ reimbursements(e)	.52%	.52%	.52%	.51%	.50%

Net investment income(b)	3.61%	3.71%	3.37%	1.73%	1.53%

Portfolio turnover rate***	301%	302%	177%	159%	130%

See footnote summary on page 114.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest expense:

	Year Ended September 30,
	2025	2024	2023	2022	2021
Class A
Net of waivers/reimbursements	.78%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	.79%	.80%	.80%	.80%	.80%
Class C
Net of waivers/reimbursements	1.53%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.54%	1.55%	1.55%	1.56%	1.55%
Advisor Class
Net of waivers/reimbursements	.53%	.55%	.55%	.55%	.55%
Before waivers/reimbursements	.54%	.55%	.55%	.56%	.55%
Class I
Net of waivers/reimbursements	.55%	.59%	.57%	.56%	.55%
Before waivers/reimbursements	.55%	.59%	.57%	.57%	.55%
Class Z
Net of waivers/reimbursements	.51%	.52%	.52%	.51%	.50%
Before waivers/reimbursements	.52%	.52%	.52%	.51%	.50%

*

During the year ended September 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return

Class A	$.01	.08%	.00%

Class C	$.01	.08%	.00%

Advisor Class	$.01	.09%	.00%

**

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class, for the year ended September 30, 2025 by .07%.

***	The Fund accounts for dollar roll transactions as purchases and sales.

^

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See notes to financial statements.

114 AB Global Bond Fund	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Global Bond Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Global Bond Fund, Inc. (the “Fund”), including the portfolio of investments, as of September 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles

ABFunds.com	AB Global Bond Fund 115

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

November 26, 2025

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2025 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended September 30, 2025. For foreign shareholders, 34.66% of ordinary income dividends paid may be considered to be qualifying to be taxed as interest-related dividends. The Fund designates $210,487,431 of distributions paid during the fiscal year ended September 30, 2025 as qualifying to be taxed as section 163(j) interest dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Bond Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to

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performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s

ABFunds.com	AB Global Bond Fund 119

profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the more recent periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was equal to the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

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The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the breakpoint levels. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoints and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no

ABFunds.com	AB Global Bond Fund 121

established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale. The directors also determined to monitor changes in the Fund’s asset levels to inform possible future consideration of a recommendation that the Adviser add an additional breakpoint to the fee schedule.

122 AB Global Bond Fund	ABFunds.com

NOTES

ABFunds.com	AB Global Bond Fund 123

NOTES

124 AB Global Bond Fund	ABFunds.com

AB GLOBAL BOND FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

GB-0151-0925

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this
Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Bond Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: November 28, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: November 28, 2025